United States

Securities and Exchange Commission

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04984

AMERICAN BEACON FUNDS

(Exact name of Registrant as specified in charter)

220 East Las Colinas Blvd., Suite 1200

Irving, Texas 75039

(Address of principal executive offices) (Zip code)

Gene L. Needles, Jr., PRESIDENT

220 East Las Colinas Blvd., Suite 1200

Irving, Texas 75039

(Name and address of agent for service)

Registrant’s telephone number, including area code: (817) 391-6100

Date of fiscal year end: June 30, 2020

Date of reporting period: March 31, 2020

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A Registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A Registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1.	SCHEDULE OF INVESTMENTS.

American Beacon Alpha Quant Core FundSM

Schedule of Investments

March 31, 2020 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 98.21%
Communication Services - 2.12%
Interactive Media & Services - 2.12%
Facebook, Inc., Class AA	149	$24,853

Consumer Discretionary - 13.90%
Hotels, Restaurants & Leisure - 2.00%
Starbucks Corp.	356	23,403

Household Durables - 3.91%
NVR, Inc.A	11	28,260
PulteGroup, Inc.	782	17,455

		45,715

Internet & Direct Marketing Retail - 3.50%
Booking Holdings, Inc.A	11	14,799
eBay, Inc.	868	26,092

		40,891

Specialty Retail - 2.30%
Home Depot, Inc.	144	26,886

Textiles, Apparel & Luxury Goods - 2.19%
NIKE, Inc., Class B	310	25,649

Total Consumer Discretionary		162,544

Consumer Staples - 10.67%
Beverages - 3.63%
Molson Coors Beverage Co., Class B	554	21,612
Monster Beverage Corp.A	370	20,816

		42,428

Food & Staples Retailing - 5.17%
Sysco Corp.	374	17,066
Walgreens Boots Alliance, Inc.	533	24,385
Walmart, Inc.	168	19,088

		60,539

Household Products - 1.87%
Clorox Co.	126	21,829

Total Consumer Staples		124,796

Health Care - 22.93%
Biotechnology - 8.49%
AbbVie, Inc.	276	21,029
Amgen, Inc.	132	26,760
Biogen, Inc.A	84	26,576
Gilead Sciences, Inc.	333	24,895

		99,260

Health Care Providers & Services - 9.82%
AmerisourceBergen Corp.	376	33,276
Cardinal Health, Inc.	638	30,586
Humana, Inc.	85	26,691
McKesson Corp.	180	24,347

		114,900

Pharmaceuticals - 4.62%
Bristol-Myers Squibb Co.	497	27,703

See accompanying notes

American Beacon Alpha Quant Core FundSM

Schedule of Investments

March 31, 2020 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 98.21% (continued)
Health Care - 22.93% (continued)
Pharmaceuticals - 4.62% (continued)
Pfizer, Inc.	805	$26,275

		53,978

Total Health Care		268,138

Industrials - 18.68%
Aerospace & Defense - 1.62%
Lockheed Martin Corp.	56	18,981

Air Freight & Logistics - 4.11%
CH Robinson Worldwide, Inc.	412	27,274
Expeditors International of Washington, Inc.	312	20,817

		48,091

Airlines - 3.07%
Delta Air Lines, Inc.	537	15,321
Southwest Airlines Co.	578	20,582

		35,903

Electrical Equipment - 4.24%
Eaton Corp. PLC	341	26,493
Rockwell Automation, Inc.	153	23,089

		49,582

Machinery - 3.66%
Cummins, Inc.	180	24,358
Snap-on, Inc.	170	18,499

		42,857

Trading Companies & Distributors - 1.98%
WW Grainger, Inc.	93	23,110

Total Industrials		218,524

Information Technology - 27.29%
Communications Equipment - 3.83%
Cisco Systems, Inc.	663	26,062
F5 Networks, Inc.A	176	18,767

		44,829

IT Services - 6.10%
Mastercard, Inc., Class A	105	25,364
VeriSign, Inc.A	107	19,269
Visa, Inc., Class A	166	26,746

		71,379

Semiconductors & Semiconductor Equipment - 6.37%
Applied Materials, Inc.	522	23,918
Lam Research Corp.	108	25,920
Texas Instruments, Inc.	247	24,683

		74,521

Software - 4.34%
Intuit, Inc.	119	27,370
Microsoft Corp.	148	23,341

		50,711

Technology Hardware, Storage & Peripherals - 6.65%
Apple, Inc.	119	30,261
HP, Inc.	1,516	26,318

See accompanying notes

American Beacon Alpha Quant Core FundSM

Schedule of Investments

March 31, 2020 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 98.21% (continued)
Information Technology - 27.29% (continued)
Technology Hardware, Storage & Peripherals - 6.65% (continued)
NetApp, Inc.	509	$21,220

		77,799

Total Information Technology		319,239

Materials - 2.62%
Containers & Packaging - 2.62%
International Paper Co.	447	13,915
Packaging Corp. of America	192	16,672

		30,587

Total Materials		30,587

Total Common Stocks (Cost $1,266,798)		1,148,681

SHORT-TERM INVESTMENTS - 3.57% (Cost $41,740)
Investment Companies - 3.57%
American Beacon U.S. Government Money Market Select Fund, Select Class, 0.63%B C	41,740	41,740

TOTAL INVESTMENTS - 101.78% (Cost $1,308,538)		1,190,421
LIABILITIES, NET OF OTHER ASSETS - (1.78%)		(20,816)

TOTAL NET ASSETS - 100.00%		$1,169,605

Percentages are stated as a percent of net assets.

A	Non-income producing security.
B	The Fund is affiliated by having the same investment advisor.
C	7-day yield.

PLC - Public Limited Company.

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of March 31, 2020, the investments were classified as described below:

Alpha Quant Core Fund	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$1,148,681	$—	$—	$1,148,681
Short-Term Investments	41,740	—	—	41,740

Total Investments in Securities - Assets	$1,190,421	$—	$—	$1,190,421

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended March 31, 2020, there were no transfers into or out of Level 3.

See accompanying notes

American Beacon Alpha Quant Dividend FundSM

Schedule of Investments

March 31, 2020 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 95.01%
Communication Services - 6.32%
Diversified Telecommunication Services - 3.69%
Verizon Communications, Inc.	1,308	$70,279

Media - 2.63%
Omnicom Group, Inc.	911	50,014

Total Communication Services		120,293

Consumer Discretionary - 3.82%
Multiline Retail - 3.82%
Target Corp.	781	72,610

Consumer Staples - 13.78%
Beverages - 6.12%
Coca-Cola Co.	1,293	57,215
PepsiCo, Inc.	493	59,209

		116,424

Food Products - 3.76%
Archer-Daniels-Midland Co.	2,032	71,486

Household Products - 3.90%
Procter & Gamble Co.	674	74,140

Total Consumer Staples		262,050

Financials - 2.44%
Insurance - 2.44%
Principal Financial Group, Inc.	1,480	46,383

Health Care - 14.18%
Biotechnology - 3.56%
Amgen, Inc.	334	67,712

Health Care Providers & Services - 3.38%
Quest Diagnostics, Inc.	801	64,320

Pharmaceuticals - 7.24%
Johnson & Johnson	546	71,597
Pfizer, Inc.	2,026	66,129

		137,726

Total Health Care		269,758

Industrials - 14.13%
Air Freight & Logistics - 3.83%
United Parcel Service, Inc., Class B	779	72,774

Industrial Conglomerates - 3.24%
3M Co.	452	61,703

Machinery - 7.06%
Caterpillar, Inc.	576	66,839
Cummins, Inc.	498	67,389

		134,228

Total Industrials		268,705

See accompanying notes

American Beacon Alpha Quant Dividend FundSM

Schedule of Investments

March 31, 2020 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 95.01% (continued)
Information Technology - 11.03%
Communications Equipment - 3.97%
Cisco Systems, Inc.	1,921	$75,514

IT Services - 3.54%
Automatic Data Processing, Inc.	492	67,247

Semiconductors & Semiconductor Equipment - 3.52%
Texas Instruments, Inc.	671	67,053

Total Information Technology		209,814

Materials - 10.15%
Chemicals - 6.96%
Air Products & Chemicals, Inc.	358	71,460
PPG Industries, Inc.	728	60,861

		132,321

Metals & Mining - 3.19%
Nucor Corp.	1,684	60,658

Total Materials		192,979

Real Estate - 5.92%
Equity Real Estate Investment Trusts (REITs) - 5.92%
Public Storage	390	77,458
Ventas, Inc.	1,313	35,188

		112,646

Total Real Estate		112,646

Utilities - 13.24%
Electric Utilities - 10.05%
Duke Energy Corp.	759	61,388
Pinnacle West Capital Corp.	774	58,661
Southern Co.	1,313	71,086

		191,135

Multi-Utilities - 3.19%
Consolidated Edison, Inc.	778	60,684

Total Utilities		251,819

Total Common Stocks (Cost $2,087,135)		1,807,057

SHORT-TERM INVESTMENTS - 6.25% (Cost $118,733)
Investment Companies - 6.25%
American Beacon U.S. Government Money Market Select Fund, Select Class, 0.63%A B	118,733	118,733

TOTAL INVESTMENTS - 101.26% (Cost $2,205,868)		1,925,790
LIABILITIES, NET OF OTHER ASSETS - (1.26%)		(23,876)

TOTAL NET ASSETS - 100.00%		$1,901,914

Percentages are stated as a percent of net assets.

A	The Fund is affiliated by having the same investment advisor.
B	7-day yield.

See accompanying notes

American Beacon Alpha Quant Dividend FundSM

Schedule of Investments

March 31, 2020 (Unaudited)

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of March 31, 2020, the investments were classified as described below:

Alpha Quant Dividend Fund	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$1,807,057	$—	$—	$1,807,057
Short-Term Investments	118,733	—	—	118,733

Total Investments in Securities - Assets	$1,925,790	$—	$—	$1,925,790

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended March 31, 2020, there were no transfers into or out of Level 3.

See accompanying notes

American Beacon Alpha Quant Quality FundSM

Schedule of Investments

March 31, 2020 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 99.91%
Communication Services - 5.77%
Interactive Media & Services - 4.23%
Facebook, Inc., Class AA	218	$36,362

Media - 1.54%
Discovery, Inc., Class AA	679	13,200

Total Communication Services		49,562

Consumer Discretionary - 15.00%
Hotels, Restaurants & Leisure - 1.95%
Starbucks Corp.	255	16,764

Household Durables - 1.80%
NVR, Inc.A	6	15,415

Internet & Direct Marketing Retail - 3.13%
Booking Holdings, Inc.A	20	26,906

Specialty Retail - 3.79%
Home Depot, Inc.	174	32,488

Textiles, Apparel & Luxury Goods - 4.33%
NIKE, Inc., Class B	449	37,150

Total Consumer Discretionary		128,723

Consumer Staples - 11.50%
Beverages - 3.62%
Monster Beverage Corp.A	552	31,055

Food & Staples Retailing - 2.63%
Sysco Corp.	495	22,587

Household Products - 5.25%
Clorox Co.	260	45,045

Total Consumer Staples		98,687

Energy - 2.01%
Oil, Gas & Consumable Fuels - 2.01%
EOG Resources, Inc.	481	17,277

Health Care - 16.10%
Biotechnology - 8.65%
AbbVie, Inc.	514	39,162
Biogen, Inc.A	111	35,118

		74,280

Health Care Providers & Services - 7.45%
AmerisourceBergen Corp.	481	42,569
Cardinal Health, Inc.	445	21,333

		63,902

Total Health Care		138,182

Industrials - 17.48%
Aerospace & Defense - 4.03%
Lockheed Martin Corp.	102	34,573

See accompanying notes

American Beacon Alpha Quant Quality FundSM

Schedule of Investments

March 31, 2020 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 99.91% (continued)
Industrials - 17.48% (continued)
Air Freight & Logistics - 5.82%
CH Robinson Worldwide, Inc.	475	$31,445
Expeditors International of Washington, Inc.	277	18,481

		49,926

Electrical Equipment - 3.69%
Rockwell Automation, Inc.	210	31,691

Trading Companies & Distributors - 3.94%
WW Grainger, Inc.	136	33,796

Total Industrials		149,986

Information Technology - 30.75%
IT Services - 12.06%
Mastercard, Inc., Class A	152	36,717
VeriSign, Inc.A	184	33,137
Visa, Inc., Class A	209	33,674

		103,528

Semiconductors & Semiconductor Equipment - 4.36%
Applied Materials, Inc.	455	20,848
Texas Instruments, Inc.	166	16,588

		37,436

Software - 8.40%
Intuit, Inc.	148	34,040
Microsoft Corp.	241	38,008

		72,048

Technology Hardware, Storage & Peripherals - 5.93%
Apple, Inc.	143	36,364
NetApp, Inc.	348	14,508

		50,872

Total Information Technology		263,884

Materials - 1.30%
Chemicals - 1.30%
LyondellBasell Industries N.V., Class A	225	11,167

Total Common Stocks (Cost $929,865)		857,468

SHORT-TERM INVESTMENTS - 2.66% (Cost $22,826)
Investment Companies - 2.66%
American Beacon U.S. Government Money Market Select Fund, Select Class, 0.63%B C	22,826	22,826

TOTAL INVESTMENTS - 102.57% (Cost $952,691)		880,294
LIABILITIES, NET OF OTHER ASSETS - (2.57%)		(22,064)

TOTAL NET ASSETS - 100.00%		$858,230

Percentages are stated as a percent of net assets.

A	Non-income producing security.
B	The Fund is affiliated by having the same investment advisor.
C	7-day yield.

See accompanying notes

American Beacon Alpha Quant Quality FundSM

Schedule of Investments

March 31, 2020 (Unaudited)

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of March 31, 2020, the investments were classified as described below:

Alpha Quant Quality Fund	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$857,468	$—	$—	$857,468
Short-Term Investments	22,826	—	—	22,826

Total Investments in Securities - Assets	$880,294	$—	$—	$880,294

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended March 31, 2020, there were no transfers into or out of Level 3.

See accompanying notes

American Beacon Alpha Quant Value FundSM

Schedule of Investments

March 31, 2020 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 101.50%
Consumer Discretionary - 6.43%
Household Durables - 3.06%
PulteGroup, Inc.	2,366	$52,809

Internet & Direct Marketing Retail - 3.37%
eBay, Inc.	1,931	58,046

Total Consumer Discretionary		110,855

Consumer Staples - 9.11%
Beverages - 1.89%
Molson Coors Beverage Co., Class B	835	32,573

Food & Staples Retailing - 7.22%
Walgreens Boots Alliance, Inc.	1,062	48,586
Walmart, Inc.	667	75,785

		124,371

Total Consumer Staples		156,944

Energy - 3.72%
Oil, Gas & Consumable Fuels - 3.72%
Chevron Corp.	473	34,274
Marathon Petroleum Corp.	1,260	29,761

		64,035

Total Energy		64,035

Health Care - 38.84%
Biotechnology - 14.38%
Amgen, Inc.	321	65,076
Biogen, Inc.A	266	84,157
Gilead Sciences, Inc.	1,318	98,534

		247,767

Health Care Providers & Services - 17.82%
AmerisourceBergen Corp.	1,000	88,500
Cardinal Health, Inc.	1,368	65,582
Humana, Inc.	250	78,505
McKesson Corp.	550	74,393

		306,980

Pharmaceuticals - 6.64%
Bristol-Myers Squibb Co.	1,387	77,311
Pfizer, Inc.	1,135	37,047

		114,358

Total Health Care		669,105

Industrials - 19.88%
Air Freight & Logistics - 4.21%
CH Robinson Worldwide, Inc.	1,095	72,489

Airlines - 4.14%
Delta Air Lines, Inc.	671	19,144
Southwest Airlines Co.	1,467	52,240

		71,384

Electrical Equipment - 4.54%
Eaton Corp. PLC	1,006	78,156

See accompanying notes

American Beacon Alpha Quant Value FundSM

Schedule of Investments

March 31, 2020 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 101.50% (continued)
Industrials - 19.88% (continued)
Machinery - 5.14%
Cummins, Inc.	429	$58,052
Snap-on, Inc.	280	30,470

		88,522

Professional Services - 1.85%
Robert Half International, Inc.	844	31,861

Total Industrials		342,412

Information Technology - 17.54%
Communications Equipment - 6.35%
Cisco Systems, Inc.	1,702	66,906
F5 Networks, Inc.A	399	42,545

		109,451

Semiconductors & Semiconductor Equipment - 4.03%
Lam Research Corp.	289	69,360

Technology Hardware, Storage & Peripherals - 7.16%
HP, Inc.	4,764	82,703
NetApp, Inc.	976	40,689

		123,392

Total Information Technology		302,203

Materials - 5.98%
Containers & Packaging - 5.98%
International Paper Co.	1,867	58,120
Packaging Corp. of America	517	44,891

		103,011

Total Materials		103,011

Total Common Stocks (Cost $1,979,112)		1,748,565

SHORT-TERM INVESTMENTS - 3.02% (Cost $51,958)
Investment Companies - 3.02%
American Beacon U.S. Government Money Market Select Fund, Select Class, 0.63%B C	51,958	51,958

TOTAL INVESTMENTS - 104.52% (Cost $2,031,070)		1,800,523
LIABILITIES, NET OF OTHER ASSETS - (4.52%)		(77,827)

TOTAL NET ASSETS - 100.00%		$1,722,696

Percentages are stated as a percent of net assets.

A	Non-income producing security.
B	The Fund is affiliated by having the same investment advisor.
C	7-day yield.

PLC - Public Limited Company.

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of March 31, 2020, the investments were classified as described below:

See accompanying notes

American Beacon Alpha Quant Value FundSM

Schedule of Investments

March 31, 2020 (Unaudited)

Alpha Quant Value Fund	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$1,748,565	$—	$—	$1,748,565
Short-Term Investments	51,958	—	—	51,958

Total Investments in Securities - Assets	$1,800,523	$—	$—	$1,800,523

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended March 31, 2020, there were no transfers into or out of Level 3.

See accompanying notes

American Beacon ARK Transformational Innovation FundSM

Schedule of Investments

March 31, 2020 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 94.99%
Communication Services - 13.78%
Diversified Telecommunication Services - 1.10%
Iridium Communications, Inc.A	54,014	$1,206,133

Entertainment - 4.97%
Netflix, Inc.A	1,894	711,197
Nintendo Co., Ltd.B	171	65,954
Roku, Inc.A	53,173	4,651,574

		5,428,725

Interactive Media & Services - 7.67%
Eventbrite, Inc., Class AA	9,767	71,299
Pinterest, Inc., Class AA C	155,845	2,406,247
Twitter, Inc.A	77,490	1,903,154
Zillow Group, Inc., Class CA C	110,847	3,992,709

		8,373,409

Wireless Telecommunication Services - 0.04%
SoftBank Group Corp.B	1,110	38,869

Total Communication Services		15,047,136

Consumer Discretionary - 10.37%
Auto Components - 0.09%
Aptiv PLC	1,901	93,605

Automobiles - 9.29%
Tesla, Inc.A	19,357	10,143,068

Internet & Direct Marketing Retail - 0.99%
MercadoLibre, Inc.A	2,224	1,086,602

Total Consumer Discretionary		11,323,275

Financials - 3.70%
Consumer Finance - 3.70%
LendingClub Corp.A	173,709	1,363,616
LendingTree, Inc.A C	14,627	2,682,445

		4,046,061

Total Financials		4,046,061

Health Care - 32.22%
Biotechnology - 18.27%
Cellectis S.A., ADRA	12,046	110,823
CRISPR Therapeutics AGA	110,334	4,679,265
Editas Medicine, Inc.A C	150,459	2,983,602
Intellia Therapeutics, Inc.A C	158,149	1,934,162
Invitae Corp.A C	481,591	6,583,349
Organovo Holdings, Inc.A C	70,569	28,933
Seres Therapeutics, Inc.A	195,826	699,099
Syros Pharmaceuticals, Inc.A	92,721	549,836
Veracyte, Inc.A C	98,347	2,390,816

		19,959,885

Health Care Equipment & Supplies - 1.32%
Cerus Corp.A	311,251	1,447,317

See accompanying notes

American Beacon ARK Transformational Innovation FundSM

Schedule of Investments

March 31, 2020 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 94.99% (continued)
Health Care - 32.22% (continued)
Health Care Technology - 1.41%
Teladoc Health, Inc.A	9,903	$1,535,064

Life Sciences Tools & Services - 11.20%
Compugen Ltd.A	219,844	1,596,067
Illumina, Inc.A	30,100	8,220,912
NanoString Technologies, Inc.A	100,574	2,418,805

		12,235,784

Pharmaceuticals - 0.02%
Bayer AGB	390	22,893

Total Health Care		35,200,943

Industrials - 4.95%
Aerospace & Defense - 1.17%
AeroVironment, Inc.A	20,971	1,278,392

Machinery - 3.78%
FANUC Corp.B	220	29,834
Proto Labs, Inc.A	53,884	4,102,189

		4,132,023

Total Industrials		5,410,415

Information Technology - 29.97%
IT Services - 7.22%
PayPal Holdings, Inc.A	4,550	435,617
Square, Inc., Class AA	142,361	7,456,869

		7,892,486

Semiconductors & Semiconductor Equipment - 5.84%
NVIDIA Corp.	6,949	1,831,756
Teradyne, Inc.	24,466	1,325,323
Xilinx, Inc.	41,405	3,227,106

		6,384,185

Software - 12.68%
2U, Inc.A C	205,626	4,363,384
Autodesk, Inc.A	14,326	2,236,288
Materialise N.V., ADRA C	73,645	1,367,588
PagerDuty, Inc.A C	89,553	1,547,476
salesforce.com, Inc.A	11,282	1,624,382
Splunk, Inc.A	21,466	2,709,653

		13,848,771

Technology Hardware, Storage & Peripherals - 4.23%
Pure Storage, Inc., Class AA	108,876	1,339,175
Stratasys Ltd.A C	205,628	3,279,767

		4,618,942

Total Information Technology		32,744,384

Total Common Stocks (Cost $106,418,247)		103,772,214

SHORT-TERM INVESTMENTS - 8.07% (Cost $8,809,497)
Investment Companies - 8.07%
American Beacon U.S. Government Money Market Select Fund, Select Class, 0.63%D E	8,809,497	8,809,497

See accompanying notes

American Beacon ARK Transformational Innovation FundSM

Schedule of Investments

March 31, 2020 (Unaudited)

	Shares	Fair Value
SECURITIES LENDING COLLATERAL - 6.98% (Cost $7,628,283)
Investment Companies - 6.98%
American Beacon U.S. Government Money Market Select Fund, Select Class, 0.63%D E	7,628,283	$7,628,283

TOTAL INVESTMENTS - 110.04% (Cost $122,856,027)		120,209,994
LIABILITIES, NET OF OTHER ASSETS - (10.04%)		(10,966,033)

TOTAL NET ASSETS - 100.00%		$109,243,961

Percentages are stated as a percent of net assets.

A	Non-income producing security.
B	Fair valued pursuant to procedures approved by the Board of Trustees. At period end, the value of these securities amounted to $157,550 or 0.14% of net assets.
C	All or a portion of this security is on loan, collateralized by either cash and/or U.S.Treasuries, at March 31, 2020.
D	The Fund is affiliated by having the same investment advisor.
E	7-day yield.

ADR - American Depositary Receipt.

PLC - Public Limited Company.

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of March 31, 2020, the investments were classified as described below:

ARK Transformational Innovation Fund	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$103,614,664	$157,550	$—	$103,772,214
Short-Term Investments	8,809,497	—	—	8,809,497
Securities Lending Collateral	7,628,283	—	—	7,628,283

Total Investments in Securities - Assets	$120,052,444	$157,550	$—	$120,209,994

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended March 31, 2020, there were no transfers into or out of Level 3.

See accompanying notes

American Beacon Shapiro Equity Opportunities FundSM

Schedule of Investments

March 31, 2020 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 99.12%
Communication Services - 14.65%
Entertainment - 11.11%
Lions Gate Entertainment Corp., Class BA	457,900	$2,555,082
Live Nation Entertainment, Inc.A	28,900	1,313,794
Walt Disney Co.	32,350	3,125,010

		6,993,886

Media - 3.54%
ViacomCBS, Inc., Class B	159,300	2,231,793

Total Communication Services		9,225,679

Consumer Discretionary - 15.34%
Automobiles - 4.00%
General Motors Co.	121,000	2,514,380

Hotels, Restaurants & Leisure - 2.40%
Starbucks Corp.	23,000	1,512,020

Specialty Retail - 4.74%
Urban Outfitters, Inc.A	209,700	2,986,128

Textiles, Apparel & Luxury Goods - 4.20%
Hanesbrands, Inc.B	335,700	2,641,959

Total Consumer Discretionary		9,654,487

Energy - 2.44%
Oil, Gas & Consumable Fuels - 2.44%
Devon Energy Corp.	132,000	912,120
WPX Energy, Inc.A	204,700	624,335

		1,536,455

Total Energy		1,536,455

Financials - 13.12%
Banks - 7.48%
Bank of America Corp.	98,900	2,099,647
Regions Financial Corp.	290,900	2,609,373

		4,709,020

Diversified Financial Services - 5.64%
Berkshire Hathaway, Inc., Class BA	19,410	3,548,731

Total Financials		8,257,751

Health Care - 9.35%
Pharmaceuticals - 9.35%
Merck & Co., Inc.	43,000	3,308,420
Pfizer, Inc.	78,900	2,575,296

		5,883,716

Total Health Care		5,883,716

Industrials - 8.36%
Aerospace & Defense - 1.82%
Maxar Technologies, Inc.A	107,500	1,148,100

See accompanying notes

American Beacon Shapiro Equity Opportunities FundSM

Schedule of Investments

March 31, 2020 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 99.12% (continued)
Industrials - 8.36% (continued)
Air Freight & Logistics - 5.64%
FedEx Corp.	29,270	$3,549,280

Airlines - 0.90%
Delta Air Lines, Inc.	19,800	564,894

Total Industrials		5,262,274

Information Technology - 17.39%
Electronic Equipment, Instruments & Components - 5.30%
Corning, Inc.	162,400	3,335,696

Semiconductors & Semiconductor Equipment - 2.45%
Micron Technology, Inc.A	36,700	1,543,602

Software - 5.31%
FireEye, Inc.A	315,900	3,342,222

Technology Hardware, Storage & Peripherals - 4.33%
Apple, Inc.	10,730	2,728,532

Total Information Technology		10,950,052

Materials - 18.47%
Chemicals - 12.42%
Albemarle Corp.B	48,000	2,705,760
Axalta Coating Systems Ltd.A	177,400	3,063,698
DuPont de Nemours, Inc.	60,200	2,052,820

		7,822,278

Containers & Packaging - 6.05%
Graphic Packaging Holding Co.	312,100	3,807,620

Total Materials		11,629,898

Total Common Stocks (Cost $96,946,245)		62,400,312

SHORT-TERM INVESTMENTS - 0.85% (Cost $536,066)
Investment Companies - 0.85%
American Beacon U.S. Government Money Market Select Fund, Select Class, 0.63%C D	536,066	536,066

TOTAL INVESTMENTS - 99.97% (Cost $97,482,311)		62,936,378
OTHER ASSETS, NET OF LIABILITIES - 0.03%		20,864

TOTAL NET ASSETS - 100.00%		$62,957,242

Percentages are stated as a percent of net assets.

A	Non-income producing security.
B	All or a portion of this security is on loan, collateralized by either cash and/or U.S. Treasuries, at March 31, 2020.
C	The Fund is affiliated by having the same investment advisor.
D	7-day yield.

See accompanying notes

American Beacon Shapiro Equity Opportunities FundSM

Schedule of Investments

March 31, 2020 (Unaudited)

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of March 31, 2020, the investments were classified as described below:

Shapiro Equity Opportunities Fund	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$62,400,312	$—	$—	$62,400,312
Short-Term Investments	536,066	—	—	536,066

Total Investments in Securities - Assets	$62,936,378	$—	$—	$62,936,378

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended March 31, 2020, there were no transfers into or out of Level 3.

See accompanying notes

American Beacon Shapiro SMID Cap Equity FundSM

Schedule of Investments

March 31, 2020 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 98.32%
Communication Services - 17.14%
Entertainment - 12.89%
IMAX Corp.A	13,400	$121,270
Liberty Media Corp-Liberty Braves, Class CA B	6,200	118,172
Lions Gate Entertainment Corp., Class BA	38,600	215,388
Live Nation Entertainment, Inc.A	2,000	90,920

		545,750

Media - 4.25%
AMC Networks, Inc., Class AA	7,400	179,894

Total Communication Services		725,644

Consumer Discretionary - 14.88%
Specialty Retail - 5.05%
Urban Outfitters, Inc.A	15,000	213,600

Textiles, Apparel & Luxury Goods - 9.83%
Carter’s, Inc.	3,400	223,482
Hanesbrands, Inc.C	24,500	192,815

		416,297

Total Consumer Discretionary		629,897

Energy - 2.29%
Oil, Gas & Consumable Fuels - 2.29%
WPX Energy, Inc.A	31,800	96,990

Financials - 7.55%
Banks - 7.55%
Cadence BanCorp	19,500	127,725
Regions Financial Corp.	21,400	191,958

		319,683

Total Financials		319,683

Health Care - 8.14%
Health Care Equipment & Supplies - 3.00%
Varex Imaging Corp.A	5,600	127,176

Health Care Technology - 5.14%
Allscripts Healthcare Solutions, Inc.A	30,900	217,536

Total Health Care		344,712

Industrials - 4.92%
Aerospace & Defense - 4.92%
BWX Technologies, Inc.	1,000	48,710
Maxar Technologies, Inc.A	14,915	159,292

		208,002

Total Industrials		208,002

Information Technology - 19.99%
Communications Equipment - 3.67%
Ciena Corp.A	3,900	155,259

IT Services - 3.85%
GreenSky, Inc., Class AA C	18,800	71,816

See accompanying notes

American Beacon Shapiro SMID Cap Equity FundSM

Schedule of Investments

March 31, 2020 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 98.32% (continued)
Information Technology - 19.99% (continued)
IT Services - 3.85% (continued)
Perspecta, Inc.	5,000	$91,200

		163,016

Semiconductors & Semiconductor Equipment - 4.02%
Entegris, Inc.	3,800	170,126

Software - 8.45%
ChannelAdvisor Corp.A	15,900	115,434
FireEye, Inc.A	22,900	242,282

		357,716

Total Information Technology		846,117

Materials - 23.41%
Chemicals - 14.49%
Albemarle Corp.C	3,500	197,295
Axalta Coating Systems Ltd.A	12,200	210,694
PQ Group Holdings, Inc.A	10,537	114,853
Valvoline, Inc.	6,900	90,321

		613,163

Containers & Packaging - 5.01%
Graphic Packaging Holding Co.	17,400	212,280

Metals & Mining - 3.91%
Compass Minerals International, Inc.	4,300	165,421

Total Materials		990,864

Total Common Stocks (Cost $7,201,844)		4,161,909

SHORT-TERM INVESTMENTS - 1.74% (Cost $73,632)
Investment Companies - 1.74%
American Beacon U.S. Government Money Market Select Fund, Select Class, 0.63%D E	73,632	73,632

SECURITIES LENDING COLLATERAL - 1.79% (Cost $75,905)
Investment Companies - 1.79%
American Beacon U.S. Government Money Market Select Fund, Select Class, 0.63%D E	75,905	75,905

TOTAL INVESTMENTS - 101.85% (Cost $7,351,381)		4,311,446
LIABILITIES, NET OF OTHER ASSETS - (1.85%)		(78,355)

TOTAL NET ASSETS - 100.00%		$4,233,091

Percentages are stated as a percent of net assets.

A	Non-income producing security.
B

Tracking Stock - A form of common stock that is issued by a parent company and tracks the performance of a specific division of that parent company. It allows investors the chance to invest in an individual sector of a company while the parent company maintains overall control.

C	All or a portion of this security is on loan, collateralized by either cash and/or U.S. Treasuries, at March 31, 2020.
D	The Fund is affiliated by having the same investment advisor.
E	7-day yield.

See accompanying notes

American Beacon Shapiro SMID Cap Equity FundSM

Schedule of Investments

March 31, 2020 (Unaudited)

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of March 31, 2020, the investments were classified as described below:

Shapiro SMID Cap Equity Fund	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$4,161,909	$—	$—	$4,161,909
Short-Term Investments	73,632	—	—	73,632
Securities Lending Collateral	75,905	—	—	75,905

Total Investments in Securities - Assets	$4,311,446	$—	$—	$4,311,446

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended March 31, 2020, there were no transfers into or out of Level 3.

See accompanying notes

American Beacon SSI Alternative Income FundSM

Schedule of Investments

March 31, 2020 (Unaudited)

	Shares	Fair Value
SECURITIES HELD LONG - 83.05%
CONVERTIBLE PREFERRED STOCKS - 5.82%
Financials - 0.71%
Capital Markets - 0.71%
Cowen, Inc., Series AA B	1,485	$992,285

Health Care - 0.30%
Health Care Technology - 0.30%
Change Healthcare, Inc., 6.000%, Due 06/30/2022B	10,356	421,593

Information Technology - 0.72%
Technology Hardware, Storage & Peripherals - 0.72%
NCR Corp., Series A, 5.500%, PIK (In-kind rate 5.500%)A B	1,100	1,010,421

Materials - 0.81%
Chemicals - 0.81%
Lyondellbasell Advanced Polymers, Inc.A	1,116	1,145,923

Real Estate - 3.28%
Diversified Financial Services - 1.11%
AMG Capital Trust, 5.150%, Due 10/15/2037B	51,549	1,556,136

Equity Real Estate Investment Trusts (REITs) - 2.17%
New York Community Capital Trust, 6.000%, Due 11/1/2051	43,588	1,802,017
QTS Realty Trust, Inc., Series BA	9,664	1,248,940

		3,050,957

Total Real Estate		4,607,093

Total Convertible Preferred Stocks (Cost $10,219,308)		8,177,315

	Principal Amount
CONVERTIBLE OBLIGATIONS - 66.31%
Communications - 9.68%
Internet - 7.71%
Boingo Wireless, Inc., 1.000%, Due 10/1/2023B	$882,000	783,662
Etsy, Inc., 0.125%, Due 10/1/2026C	1,115,000	917,797
FireEye, Inc., 1.625%, Due 6/1/2035, Series BB D	376,000	339,426
IAC Financeco, Inc., 2.000%, Due 1/15/2030B C	2,084,000	1,904,188
Palo Alto Networks, Inc., 0.750%, Due 7/1/2023C	836,000	803,496
Perficient, Inc., 2.375%, Due 9/15/2023B	966,000	920,450
Q2 Holdings, Inc., 0.750%, Due 6/1/2026C	1,115,000	993,295
Snap, Inc., 0.750%, Due 8/1/2026B C	2,620,000	2,301,741
Zillow Group, Inc., 0.750%, Due 9/1/2024B C	1,848,000	1,876,560

		10,840,615

Telecommunications - 1.97%
Infinera Corp., 2.500%, Due 3/1/2027C	193,000	175,604
Liberty Interactive LLC, 3.500%, Due 1/15/2031D	2,522,000	1,772,377
Vonage Holdings Corp., 1.750%, Due 6/1/2024B C	1,023,000	825,349

		2,773,330

Total Communications		13,613,945

Consumer, Cyclical - 3.40%
Auto Manufacturers - 1.26%
Tesla, Inc., 2.375%, Due 3/15/2022B	1,036,000	1,772,949

Auto Parts & Equipment - 0.55%
Meritor, Inc., 3.250%, Due 10/15/2037B D	916,000	777,455

See accompanying notes

American Beacon SSI Alternative Income FundSM

Schedule of Investments

March 31, 2020 (Unaudited)

	Principal Amount	Fair Value
CONVERTIBLE OBLIGATIONS - 66.31% (continued)
Consumer, Cyclical - 3.40% (continued)
Entertainment - 0.98%
Liberty Media Corp., 2.250%, Due 12/1/2048B C D	$1,427,000	$1,378,910

Home Builders - 0.61%
Winnebago Industries, Inc., 1.500%, Due 4/1/2025B C	1,141,000	855,037

Total Consumer, Cyclical		4,784,351

Consumer, Non-Cyclical - 16.94%
Biotechnology - 8.13%
Apellis Pharmaceuticals, Inc., 3.500%, Due 9/15/2026B C	615,000	626,379
Exact Sciences Corp.,
1.000%, Due 1/15/2025B	666,000	722,135
0.375%, Due 3/15/2027	535,000	449,519
Halozyme Therapeutics, Inc., 1.250%, Due 12/1/2024C	1,353,000	1,349,607
Innoviva, Inc., 2.125%, Due 1/15/2023B	1,527,000	1,419,552
Insmed, Inc., 1.750%, Due 1/15/2025B	923,000	770,760
Ionis Pharmaceuticals, Inc., 0.125%, Due 12/15/2024B C	1,518,000	1,334,485
Ligand Pharmaceuticals, Inc., 0.750%, Due 5/15/2023B	2,227,000	1,838,667
Radius Health, Inc., 3.000%, Due 9/1/2024B	1,771,000	1,250,862
Retrophin, Inc., 2.500%, Due 9/15/2025B	949,000	744,393
Theravance Biopharma, Inc., 3.250%, Due 11/1/2023B	971,000	932,160

		11,438,519

Commercial Services - 3.56%
Chegg, Inc.,
0.250%, Due 5/15/2023B	476,000	677,824
0.125%, Due 3/15/2025C	1,115,000	1,054,233
FTI Consulting, Inc., 2.000%, Due 8/15/2023B	1,378,000	1,797,303
Square, Inc., 0.500%, Due 5/15/2023B	1,435,000	1,481,288

		5,010,648

Food - 0.34%
Chefs’ Warehouse, Inc., 1.875%, Due 12/1/2024B C	792,000	472,725

Health Care - Products - 0.71%
NanoString Technologies, Inc., 2.625%, Due 3/1/2025C	385,000	330,049
Wright Medical Group N.V., 2.250%, Due 11/15/2021B	491,000	674,818

		1,004,867

Health Care - Services - 0.69%
Invitae Corp., 2.000%, Due 9/1/2024B C	1,095,000	963,727

Pharmaceuticals - 3.51%
Aerie Pharmaceuticals, Inc., 1.500%, Due 10/1/2024B C	1,227,000	1,099,046
Ironwood Pharmaceuticals, Inc.,
2.250%, Due 6/15/2022B	1,224,000	1,288,114
1.500%, Due 6/15/2026C	892,000	896,995
Jazz Investments Ltd., 1.875%, Due 8/15/2021B	920,000	871,700
Neurocrine Biosciences, Inc., 2.250%, Due 5/15/2024B	603,000	772,757

		4,928,612

Total Consumer, Non-Cyclical		23,819,098

Energy - 3.37%
Energy - Alternate Sources - 2.27%
Enphase Energy, Inc., 0.250%, Due 3/1/2025C	1,672,000	1,328,376

See accompanying notes

American Beacon SSI Alternative Income FundSM

Schedule of Investments

March 31, 2020 (Unaudited)

	Principal Amount	Fair Value
CONVERTIBLE OBLIGATIONS - 66.31% (continued)
Energy - 3.37% (continued)
Energy - Alternate Sources - 2.27% (continued)
SunPower Corp., 4.000%, Due 1/15/2023B	$2,207,000	$1,863,997

		3,192,373

Oil & Gas Services - 0.35%
Helix Energy Solutions Group, Inc., 4.125%, Due 9/15/2023B	742,000	486,276

Pipelines - 0.75%
Cheniere Energy, Inc., 4.250%, Due 3/15/2045B D	2,164,000	1,060,690

Total Energy		4,739,339

Financial - 12.16%
Banks - 1.27%
Hope Bancorp, Inc., 2.000%, Due 5/15/2038B D	2,135,000	1,781,657

Diversified Financial Services - 2.07%
Encore Capital Group, Inc., 2.875%, Due 3/15/2021B	903,000	808,610
i3 Verticals LLC, 1.000%, Due 2/15/2025C	389,000	309,038
PRA Group, Inc.,
3.000%, Due 8/1/2020	737,000	715,251
3.500%, Due 6/1/2023B	1,255,000	1,085,615

		2,918,514

Insurance - 1.37%
MGIC Investment Corp., 9.000%, Due 4/1/2063B C	1,491,000	1,932,088

Investment Companies - 0.65%
New Mountain Finance Corp., 5.750%, Due 8/15/2023B D	1,118,000	912,684

REITS - 6.80%
Apollo Commercial Real Estate Finance, Inc.,
4.750%, Due 8/23/2022	857,000	594,095
5.375%, Due 10/15/2023B	1,643,000	1,097,198
Arbor Realty Trust, Inc., 4.750%, Due 11/1/2022B C	863,000	750,848
Granite Point Mortgage Trust, Inc.,
5.625%, Due 12/1/2022C	1,538,000	844,939
6.375%, Due 10/1/2023B	810,000	445,500
iStar, Inc., 3.125%, Due 9/15/2022	987,000	966,134
KKR Real Estate Finance Trust, Inc., 6.125%, Due 5/15/2023B	885,000	725,700
MFA Financial, Inc., 6.250%, Due 6/15/2024	1,046,000	630,119
New York Mortgage Trust, Inc., 6.250%, Due 1/15/2022	1,270,000	508,000
PennyMac Corp.,
5.375%, Due 5/1/2020	519,000	498,889
5.500%, Due 11/1/2024C	1,297,000	807,797
Two Harbors Investment Corp., 6.250%, Due 1/15/2022	1,268,000	1,039,760
Western Asset Mortgage Capital Corp., 6.750%, Due 10/1/2022D	1,318,000	649,939

		9,558,918

Total Financial		17,103,861

Industrial - 6.07%
Aerospace/Defense - 0.91%
Aerojet Rocketdyne Holdings, Inc., 2.250%, Due 12/15/2023B	348,000	574,449
Kaman Corp., 3.250%, Due 5/1/2024B	719,000	699,989

		1,274,438

Electronics - 3.31%
Fortive Corp., 0.875%, Due 2/15/2022	258,000	239,134
II-VI, Inc., 0.250%, Due 9/1/2022B	1,470,000	1,346,157

See accompanying notes

American Beacon SSI Alternative Income FundSM

Schedule of Investments

March 31, 2020 (Unaudited)

	Principal Amount	Fair Value
CONVERTIBLE OBLIGATIONS - 66.31% (continued)
Industrial - 6.07% (continued)
Electronics - 3.31% (continued)
Knowles Corp., 3.250%, Due 11/1/2021B	$944,000	$969,370
OSI Systems, Inc., 1.250%, Due 9/1/2022B	1,288,000	1,187,407
Vishay Intertechnology, Inc., 2.250%, Due 6/15/2025B	1,033,000	917,433

		4,659,501

Engineering & Construction - 0.50%
Granite Construction, Inc., 2.750%, Due 11/1/2024B C	934,000	710,533

Transportation - 1.35%
Air Transport Services Group, Inc., 1.125%, Due 10/15/2024	535,000	452,075
SEACOR Holdings, Inc., 3.250%, Due 5/15/2030B D	1,900,000	1,442,304

		1,894,379

Total Industrial		8,538,851

Technology - 13.47%
Computers - 1.56%
Lumentum Holdings, Inc., 0.500%, Due 12/15/2026, Series QIBB C	1,495,000	1,521,163
Rapid7, Inc., 1.250%, Due 8/1/2023B	549,000	665,319

		2,186,482

Semiconductors - 1.43%
Cree, Inc., 0.875%, Due 9/1/2023B	1,493,000	1,362,200
ON Semiconductor Corp., 1.625%, Due 10/15/2023B	652,000	647,582

		2,009,782

Software - 10.48%
Allscripts Healthcare Solutions, Inc., 0.875%, Due 1/1/2027B C	830,000	656,069
Alteryx, Inc., 1.000%, Due 8/1/2026B C	1,246,000	1,117,580
Atlassian, Inc., 0.625%, Due 5/1/2023B	696,000	1,212,366
Envestnet, Inc., 1.750%, Due 6/1/2023B	913,000	933,120
Everbridge, Inc., 0.125%, Due 12/15/2024B C	605,000	686,297
j2 Global, Inc., 1.750%, Due 11/1/2026C	1,617,000	1,475,512
MongoDB, Inc.,
0.750%, Due 6/15/2024B	708,000	1,478,092
0.250%, Due 1/15/2026C	308,000	298,568
New Relic, Inc., 0.500%, Due 5/1/2023B	1,735,000	1,460,207
Nuance Communications, Inc., 1.000%, Due 12/15/2035D	797,000	760,637
RealPage, Inc., 1.500%, Due 11/15/2022B	297,000	405,776
SailPoint Technologies Holding, Inc., 0.125%, Due 9/15/2024C	554,000	472,285
Splunk, Inc., 1.125%, Due 9/15/2025B	1,014,000	1,120,470
Tabula Rasa HealthCare, Inc., 1.750%, Due 2/15/2026B C	1,297,000	1,268,628
Workday, Inc., 0.250%, Due 10/1/2022B	563,000	623,523
Workiva, Inc., 1.125%, Due 8/15/2026B C	972,000	771,456

		14,740,586

Total Technology		18,936,850

Utilities - 1.22%
Electric - 1.22%
CenterPoint Energy, Inc., 4.566%, Due 9/15/2029D E	7,570	374,715
NRG Energy, Inc., 2.750%, Due 6/1/2048B D	1,405,000	1,338,263

		1,712,978

Total Utilities		1,712,978

Total Convertible Obligations (Cost $101,560,849)		93,249,273

See accompanying notes

American Beacon SSI Alternative Income FundSM

Schedule of Investments

March 31, 2020 (Unaudited)

	Principal Amount	Fair Value
FOREIGN CONVERTIBLE OBLIGATIONS - 8.06%
Basic Materials - 0.64%
Mining - 0.64%
First Majestic Silver Corp., 1.875%, Due 3/1/2023B	$893,000	$906,395

Communications - 5.02%
Internet - 5.02%
iQIYI, Inc., 2.000%, Due 4/1/2025C	1,384,000	1,218,785
JOYY, Inc., 1.375%, Due 6/15/2026B C	1,939,000	1,724,498
MercadoLibre, Inc., 2.000%, Due 8/15/2028B	1,054,000	1,374,153
Momo, Inc., 1.250%, Due 7/1/2025B	1,814,000	1,447,799
Weibo Corp., 1.250%, Due 11/15/2022B	1,525,000	1,288,644

		7,053,879

Total Communications		7,053,879

Financial - 0.40%
Financial Services - 0.40%
Encore Capital Europe Finance Ltd., 4.500%, Due 9/1/2023	778,000	566,512

Industrial - 0.62%
Transportation - 0.62%
SFL Corp. Ltd., 4.875%, Due 5/1/2023B	947,000	871,353

Technology - 1.38%
Software - 1.38%
Bilibili, Inc., 1.375%, Due 4/1/2026B C	1,683,000	1,937,247

Total Foreign Convertible Obligations (Cost $11,700,192)		11,335,386

	Shares
SHORT-TERM INVESTMENTS - 2.86% (Cost $4,020,451)
Investment Companies - 2.86%
American Beacon U.S. Government Money Market Select Fund, Select Class, 0.63%F G	4,020,451	4,020,451

TOTAL SECURITIES HELD LONG (Cost $127,500,800)		116,782,425

SECURITIES SOLD SHORT - (25.58%)
COMMON STOCKS - (25.58%)
Communication Services - (4.20%)
Diversified Telecommunication Services - (0.19%)
AT&T, Inc.	(5,426)	(158,168)
Vonage Holdings Corp.H	(15,300)	(110,619)

		(268,787)

Entertainment - (1.40%)
Bilibili, Inc., ADRH	(50,997)	(1,194,350)
iQIYI, Inc., ADRH	(26,960)	(479,888)
Live Nation Entertainment, Inc.H	(6,459)	(293,626)

		(1,967,864)

Interactive Media & Services - (2.44%)
IAC/InterActiveCorpH	(4,671)	(837,183)
JOYY, Inc., ADRH	(10,565)	(562,692)
Momo, Inc., ADR	(8,837)	(191,675)
Snap, Inc., Class AH	(63,211)	(751,579)
Weibo Corp., Sponsored ADRH	(1,066)	(35,295)

See accompanying notes

American Beacon SSI Alternative Income FundSM

Schedule of Investments

March 31, 2020 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - (25.58%) (continued)
Communication Services - (4.20%) (continued)
Interactive Media & Services - (2.44%) (continued)
Zillow Group, Inc., Class CH	(29,304)	$(1,055,530)

		(3,433,954)

Media - (0.15%)
Charter Communications, Inc., Class AH	(465)	(202,884)

Wireless Telecommunication Services - (0.02%)
Boingo Wireless, Inc.H	(3,129)	(33,199)

Total Communication Services		(5,906,688)

Consumer Discretionary - (2.80%)
Automobiles - (1.27%)
Tesla, Inc.H	(2,916)	(1,527,984)
Winnebago Industries, Inc.	(9,449)	(262,776)

		(1,790,760)

Diversified Consumer Services - (0.66%)
Chegg, Inc.H	(25,901)	(926,738)

Internet & Direct Marketing Retail - (0.87%)
Etsy, Inc.H	(7,024)	(270,003)
MercadoLibre, Inc.H	(1,942)	(948,822)

		(1,218,825)

Total Consumer Discretionary		(3,936,323)

Consumer Staples - (0.13%)
Food & Staples Retailing - (0.13%)
Chefs’ Warehouse, Inc.H	(17,919)	(180,444)

Energy - (0.48%)
Energy Equipment & Services - (0.22%)
Helix Energy Solutions Group, Inc.H	(45,527)	(74,664)
SEACOR Holdings, Inc.H	(8,531)	(229,996)

		(304,660)

Oil, Gas & Consumable Fuels - (0.26%)
Cheniere Energy, Inc.H	(1,771)	(59,329)
SFL Corp. Ltd.	(33,011)	(312,614)

		(371,943)

Total Energy		(676,603)

Financials - (1.06%)
Banks - (0.06%)
Hope Bancorp, Inc.	(9,624)	(79,109)

Capital Markets - (0.41%)
Affiliated Managers Group, Inc.	(3,641)	(215,329)
Cowen, Inc., Class A	(36,738)	(354,889)
New Mountain Finance Corp.	(1,188)	(8,078)

		(578,296)

Consumer Finance - (0.48%)
Encore Capital Group, Inc.H	(13,027)	(304,571)
PRA Group, Inc.H	(13,568)	(376,105)

		(680,676)

Mortgage Real Estate Investment Trusts (REITs) - (0.10%)
Apollo Commercial Real Estate Finance, Inc.	(4,839)	(35,905)

See accompanying notes

American Beacon SSI Alternative Income FundSM

Schedule of Investments

March 31, 2020 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - (25.58%) (continued)
Financials - (1.06%) (continued)
Mortgage Real Estate Investment Trusts (REITs) - (0.10%) (continued)
Arbor Realty Trust, Inc.	(1,934)	$(9,477)
Granite Point Mortgage Trust, Inc.	(4,584)	(23,241)
KKR Real Estate Finance Trust, Inc.	(3,212)	(48,212)
PennyMac Mortgage Investment Trust	(586)	(6,223)
Two Harbors Investment Corp.	(4,807)	(18,315)

		(141,373)

Thrifts & Mortgage Finance - (0.01%)
MGIC Investment Corp.	(2,579)	(16,377)

Total Financials		(1,495,831)

Health Care - (4.83%)
Biotechnology - (2.81%)
Apellis Pharmaceuticals, Inc.H	(11,688)	(313,122)
Exact Sciences Corp.H	(8,540)	(495,320)
Halozyme Therapeutics, Inc.H	(31,877)	(573,467)
Insmed, Inc.H	(10,135)	(162,464)
Invitae Corp.H	(14,724)	(201,277)
Ionis Pharmaceuticals, Inc.H	(8,932)	(422,305)
Ironwood Pharmaceuticals, Inc.H	(89,107)	(899,090)
Ligand Pharmaceuticals, Inc.H	(1,354)	(98,463)
Neurocrine Biosciences, Inc.H	(5,559)	(481,131)
Radius Health, Inc.H	(11,974)	(155,662)
Retrophin, Inc.H	(9,790)	(142,836)

		(3,945,137)

Health Care Equipment & Supplies - (0.34%)
Wright Medical Group N.V.H	(16,468)	(471,808)

Health Care Technology - (0.82%)
Allscripts Healthcare Solutions, Inc.H	(31,160)	(219,366)
Change Healthcare, Inc.H	(30,229)	(301,988)
Tabula Rasa HealthCare, Inc.H	(12,227)	(639,350)

		(1,160,704)

Life Sciences Tools & Services - (0.08%)
NanoString Technologies, Inc.H	(4,429)	(106,517)

Pharmaceuticals - (0.78%)
Aerie Pharmaceuticals, Inc.H	(25,557)	(345,019)
Innoviva, Inc.H	(26,827)	(315,486)
Jazz Pharmaceuticals PLCH	(461)	(45,980)
Theravance Biopharma, Inc.H	(17,188)	(397,215)

		(1,103,700)

Total Health Care		(6,787,866)

Industrials - (1.60%)
Aerospace & Defense - (0.33%)
Aerojet Rocketdyne Holdings, Inc.H	(11,110)	(464,731)

Air Freight & Logistics - (0.09%)
Air Transport Services Group, Inc.H	(6,687)	(122,238)

Construction & Engineering - (0.14%)
Granite Construction, Inc.	(13,161)	(199,784)

See accompanying notes

American Beacon SSI Alternative Income FundSM

Schedule of Investments

March 31, 2020 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - (25.58%) (continued)
Industrials - (1.60%) (continued)
Machinery - (0.08%)
Meritor, Inc.H	(8,498)	$(112,599)

Professional Services - (0.86%)
FTI Consulting, Inc.H	(10,076)	(1,206,803)

Trading Companies & Distributors - (0.10%)
Kaman Corp.	(3,856)	(148,340)

Total Industrials		(2,254,495)

Information Technology - (9.21%)
Communications Equipment - (1.73%)
Infinera Corp.H	(12,603)	(66,796)
Lumentum Holdings, Inc.H	(10,066)	(741,864)
Motorola Solutions, Inc.	(12,277)	(1,631,859)

		(2,440,519)

Electronic Equipment, Instruments & Components - (0.83%)
II-VI, Inc.H	(12,501)	(356,279)
Knowles Corp.H	(23,056)	(308,489)
OSI Systems, Inc.H	(4,195)	(289,119)
Vishay Intertechnology, Inc.	(14,777)	(212,937)

		(1,166,824)

IT Services - (1.66%)
I3 Verticals, Inc., Class AH	(4,759)	(90,849)
MongoDB, Inc.H	(9,959)	(1,359,802)
Perficient, Inc.H	(15,420)	(417,728)
Square, Inc., Class AH	(8,923)	(467,387)

		(2,335,766)

Semiconductors & Semiconductor Equipment - (0.74%)
Cree, Inc.H	(10,032)	(355,735)
Enphase Energy, Inc.H	(12,972)	(418,866)
ON Semiconductor Corp.H	(15,419)	(191,812)
SunPower Corp.H	(14,452)	(73,271)

		(1,039,684)

Software - (3.97%)
Alteryx, Inc., Class AH	(3,883)	(369,545)
Atlassian Corp. PLC, Class AH	(7,428)	(1,019,567)
Envestnet, Inc.H	(7,667)	(412,331)
Everbridge, Inc.H	(3,768)	(400,765)
j2 Global, Inc.	(5,506)	(412,124)
New Relic, Inc.H	(3,891)	(179,920)
Nuance Communications, Inc.H	(13,230)	(221,999)
Palo Alto Networks, Inc.H	(1,226)	(201,015)
Q2 Holdings, Inc.H	(8,530)	(503,782)
Rapid7, Inc.H	(8,843)	(383,167)
RealPage, Inc.H	(5,735)	(303,554)
SailPoint Technologies Holding, Inc.H	(11,690)	(177,922)
Splunk, Inc.H	(4,326)	(546,071)
Workday, Inc., Class AH	(2,204)	(287,005)
Workiva, Inc.H	(5,216)	(168,633)

		(5,587,400)

See accompanying notes

American Beacon SSI Alternative Income FundSM

Schedule of Investments

March 31, 2020 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - (25.58%) (continued)
Information Technology - (9.21%) (continued)
Technology Hardware, Storage & Peripherals - (0.28%)
NCR Corp.H	(21,964)	$(388,763)

Total Information Technology		(12,958,956)

Materials - (0.18%)
Metals & Mining - (0.18%)
First Majestic Silver Corp.H	(40,971)	(253,610)

Real Estate - (0.85%)
Equity Real Estate Investment Trusts (REITs) - (0.85%)
iStar, Inc.	(33,060)	(350,767)
QTS Realty Trust, Inc., Class A	(14,496)	(840,913)

		(1,191,680)

Total Real Estate		(1,191,680)

Utilities - (0.24%)
Electric Utilities - (0.24%)
NRG Energy, Inc.	(12,250)	(333,935)

TOTAL COMMON STOCKS (Proceeds $(40,257,053))		(35,976,431)

TOTAL SECURITIES SOLD SHORT (Proceeds $(40,257,053))		(35,976,431)

TOTAL INVESTMENTS IN SECURITIES (EXCLUDES SECURITIES SOLD SHORT) - 83.05% (Cost $127,500,800)		116,782,425
TOTAL WRITTEN OPTIONS CONTRACTS - (0.01%) (Premiums Received $(105,713))		(16,535)
TOTAL SECURITIES SOLD SHORT - (25.58%) (Proceeds $(40,257,053))		(35,976,431)
OTHER ASSETS, NET OF LIABILITIES - 42.54%		59,835,134

NET ASSETS - 100.00%		$140,624,593

Percentages are stated as a percent of net assets.

A	A type of Preferred Stock that has no maturity date.
B	This security or a piece thereof is held as segregated collateral. At period end, the value of these securities amounted to $85,071,562 or 60.50% of net assets.
C

Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $39,990,930 or 28.44% of net assets. The Fund has no right to demand registration of these securities.

D	Callable security.
E

Step Up/Down - A zero coupon bond that converts to a fixed rate or variable interest rate at a designated future date. The rate disclosed represents the coupon rate at March 31, 2020. The maturity date disclosed represents the final maturity date.

F	The Fund is affiliated by having the same investment advisor.
G	7-day yield.
H	Non-income producing security.

ADR - American Depositary Receipt.

LLC - Limited Liability Company.

PIK - Payment in Kind.

PLC - Public Limited Company.

REIT - Real Estate Investment Trust.

See accompanying notes

American Beacon SSI Alternative Income FundSM

Schedule of Investments

March 31, 2020 (Unaudited)

Written Options Contracts Open on March 31, 2020:

Equity Options

Description	Counter- party	Exercise Price	Expiration Date	Currency	Number of Contracts	Notional Amount	Premiums Received	Fair Value	Unrealized Appreciation (Depreciation)
Call - Cree, Inc.	CCP	45.00	4/17/2020	USD	35	3,500	$(12,353)	$(1,050)	$11,303
Call - Live Nation Entertainment, Inc.	CCP	70.00	4/17/2020	USD	43	4,300	(17,542)	(322)	17,220
Call - ON Semiconductor Corp.	CCP	19.00	4/17/2020	USD	63	6,300	(6,329)	(788)	5,541
Call - Envestnet, Inc.	CCP	75.00	5/15/2020	USD	21	2,100	(10,709)	(315)	10,394
Call - Workday, Inc.	CCP	170.00	6/19/2020	USD	8	800	(11,424)	(1,520)	9,904
Call - Snap, Inc.	CCP	17.00	1/15/2021	USD	110	11,000	(47,356)	(12,540)	34,816

							$(105,713)	$(16,535)	$89,178

Currency Abbreviations:

USD	United States Dollar.

Other Abbreviations:

CCP	Central Counterparty Clearing House.

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of March 31, 2020, the investments were classified as described below:

SSI Alternative Income Fund	Level 1	Level 2	Level 3	Total
Assets
Convertible Preferred Stocks	$—	$8,177,315	$—	$8,177,315
Convertible Obligations	—	93,249,273	—	93,249,273
Foreign Convertible Obligations	—	11,335,386	—	11,335,386
Short-Term Investments	4,020,451	—	—	4,020,451

Total Investments in Securities - Assets	$4,020,451	$112,761,974	$—	$116,782,425

Liabilities
Common Stocks (Sold Short)	$(35,976,431)	$—	$—	$(35,976,431)

Total Investments in Securities - Liabilities	(35,976,431)	—	—	(35,976,431)

Total Investments in Securities	$(31,534,387)	$112,340,381	$—	$80,805,994

Financial Derivative Instruments - Liabilities
Written Options	$(16,535)	$—	$—	$(16,535)

Total Financial Derivative Instruments - Liabilities	$(16,535)	$—	$—	$(16,535)

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended March 31, 2020, there were no transfers into or out of Level 3.

The following table is a reconciliation of Level 3 assets within the Fund for which significant unobservable inputs were used to determine fair value. Transfers in or out of Level 3 represent the ending value of any security or instrument where a change in the level has occurred from the beginning to the end of the period:

See accompanying notes

American Beacon SSI Alternative Income FundSM

Schedule of Investments

March 31, 2020 (Unaudited)

Security Type	Balance as of 6/30/2019	Purchases	Sales	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Transfer into Level 3	Transfer out of Level 3	Balance as of 3/31/2020	Unrealized Appreciation (Depreciation) at Period end**
Rights	$5	$—	$—	$—	$—	$(5)	$—	$—	$—	$—

**	Change in unrealized appreciation (depreciation) attributable to Level 3 securities held at period end.

The rights, classified as Level 3, were valued using single broker quotes. As of 3/31/20, these positions are no longer in the portfolio.

See accompanying notes

American Beacon TwentyFour Short-Term Bond FundSM

Schedule of Investments

March 31, 2020 (Unaudited)

	Principal Amount*		Fair Value
CORPORATE OBLIGATIONS - 10.62%
Consumer, Non-Cyclical - 1.05%
Beverages - 1.05%
Keurig Dr Pepper, Inc., 3.551%, Due 5/25/2021	$	100,000	$101,173

Energy - 1.00%
Pipelines - 1.00%
Sabine Pass Liquefaction LLC, 5.625%, Due 2/1/2021		100,000	97,004

Financial - 5.65%
Banks - 2.71%
Bank of America Corp., 5.500%, Due 11/22/2021A	GBP	100,000	127,751
Wells Fargo Bank, N.A., 5.250%, Due 8/1/2023A	GBP	100,000	133,738

			261,489

Real Estate - 2.94%
American Tower Corp., 2.250%, Due 1/15/2022		100,000	97,630
Digital Stout Holding LLC, 4.750%, Due 10/13/2023A	GBP	140,000	186,423

			284,053

Total Financial			545,542

Industrial - 1.02%
Machinery - Diversified - 1.02%
CNH Industrial Capital LLC, 4.375%, Due 4/5/2022		100,000	98,255

Technology - 1.90%
Software - 1.90%
Fidelity National Information Services, Inc., 1.700%, Due 6/30/2022	GBP	150,000	183,593

Total Corporate Obligations (Cost $1,092,494)			1,025,567

FOREIGN CORPORATE OBLIGATIONS - 76.34%
Communications - 6.48%
Telecommunications - 6.48%
America Movil S.A.B. de C.V., 6.375%, Due 9/6/2073, Series C, (5-Yr. GBP Swap + 4.100%)A B	GBP	100,000	124,166
Deutsche Telekom International Finance B.V., 6.500%, Due 4/8/2022A	GBP	90,000	121,682
Global Switch Holdings Ltd., 4.375%, Due 12/13/2022A	GBP	143,000	189,752
Orange S.A., 5.750%, Due 4/1/2023, (5-Yr. GBP Swap + 3.353%)A B	GBP	150,000	189,575

			625,175

Total Communications			625,175

Consumer, Cyclical - 2.77%
Auto Parts & Equipment - 1.34%
GKN Holdings Ltd., 5.375%, Due 9/19/2022A	GBP	100,000	129,328

Entertainment - 1.43%
CPUK Finance Ltd., 7.239%, Due 2/28/2024A	GBP	100,000	138,597

Total Consumer, Cyclical			267,925

Consumer, Non-Cyclical - 5.05%
Commercial Services - 1.31%
Experian Finance PLC, 3.500%, Due 10/15/2021A	GBP	100,000	126,723

Food - 2.39%
J Sainsbury PLC, 6.500%, Due 7/30/2020, (5-Yr. GBP Swap + 9.727%)A B	GBP	112,000	138,420

See accompanying notes

American Beacon TwentyFour Short-Term Bond FundSM

Schedule of Investments

March 31, 2020 (Unaudited)

	Principal Amount*		Fair Value
FOREIGN CORPORATE OBLIGATIONS - 76.34% (continued)
Consumer, Non-Cyclical - 5.05% (continued)
Food - 2.39% (continued)
Tesco PLC, 6.125%, Due 2/24/2022	GBP	70,000	$92,082

			230,502

Health Care - Services - 1.35%
BUPA Finance PLC, 5.000%, Due 4/25/2023A	GBP	100,000	130,022

Total Consumer, Non-Cyclical			487,247

Financial - 47.35%
Banks - 18.74%
Argenta Spaarbank N.V., 3.875%, Due 5/24/2026, (5-Yr. Annual EUR Swap + 3.950%)A B	EUR	200,000	221,350
Barclays Bank PLC, 10.000%, Due 5/21/2021A	GBP	135,000	177,671
Close Brothers Finance PLC, 3.875%, Due 6/27/2021A	GBP	100,000	125,859
Credit Agricole S.A., 7.375%, Due 12/18/2023	GBP	150,000	214,588
HBOS PLC, 5.374%, Due 6/30/2021	EUR	100,000	112,082
ING Bank N.V., 3.625%, Due 2/25/2026, (5-Yr. Annual EUR Swap + 2.250%)A B	EUR	100,000	110,113
Investec Bank PLC, 9.625%, Due 2/17/2022A	GBP	100,000	136,698
Investec PLC, 4.500%, Due 5/5/2022A	GBP	100,000	126,497
Lloyds Bank PLC, 9.625%, Due 4/6/2023A	GBP	100,000	145,627
TSB Banking Group PLC, 5.750%, Due 5/6/2026, (3-mo. GBP LIBOR + 3.430%)B	GBP	100,000	122,361
UBS Group AG, 6.875%, Due 3/22/2021, (5-Yr. USD ICE Swap + 5.497%)A B	$	200,000	195,000
Virgin Money UK PLC, 5.000%, Due 2/9/2026, (5-Yr. GBP Swap + 3.516%)A B	GBP	100,000	121,345

			1,809,191

Financial Services - 0.40%
Aareal Bank AG, 4.250%, Due 3/18/2026, (5-Yr. Annual EUR Swap + 2.900%)B	EUR	36,000	38,654

Insurance - 23.19%
Admiral Group PLC, 5.500%, Due 7/25/2024A	GBP	100,000	133,902
Aviva PLC, 6.625%, Due 6/3/2041, (6-mo. GBP LIBOR + 4.136%)A B	GBP	100,000	129,336
AXA S.A., 7.125%, Due 12/15/2020	GBP	100,000	128,030
CNP Assurances, 7.375%, Due 9/30/2041, (12-mo. GBP LIBOR + 4.482%)A B	GBP	100,000	127,730
Direct Line Insurance Group PLC, 9.250%, Due 4/27/2042, (6-mo. GBP LIBOR + 7.910%)A B	GBP	130,000	181,582
Legal & General Group PLC, 10.000%, Due 7/23/2041, (5-Yr. UK Government Bond + 9.325%)A B	GBP	110,000	148,687
Liverpool Victoria Friendly Society Ltd., 6.500%, Due 5/22/2043, (5-Yr. UK Government Bond + 5.630%)A B	GBP	100,000	130,383
Pension Insurance Corp. PLC, 6.500%, Due 7/3/2024A	GBP	140,000	190,944
Phoenix Group Holdings PLC,
4.125%, Due 7/20/2022A	GBP	100,000	125,076
6.625%, Due 12/18/2025A	GBP	150,000	188,355
QBE Insurance Group Ltd., 6.115%, Due 5/24/2042, (5-Yr. GBP Swap + 5.000%)A B	GBP	100,000	130,868
RL Finance Bonds PLC, 6.125%, Due 11/30/2043, (5-Yr. UK Government Bond + 4.321%)A B	GBP	100,000	134,163
Rothesay Life PLC, 5.500%, Due 9/17/2029, (5-Yr. UK Government Bond + 5.150%)A B	GBP	100,000	125,267
Scottish Widows Ltd., 5.500%, Due 6/16/2023A	GBP	100,000	131,553
Storebrand Livsforsikring A/S, 6.875%, Due 4/4/2043, (6-mo. EUR EURIBOR + 6.194%)A B	EUR	100,000	118,576
Zurich Finance UK PLC, 6.625%, Due 10/2/2022, (5-Yr. UK Government Bond + 2.850%)A B	GBP	90,000	114,633

			2,239,085

Real Estate - 2.48%
Aroundtown S.A., 4.750%, Due 6/25/2024, (5-Yr. GBP Swap + 4.377%)A B	GBP	100,000	113,932
Student Finance PLC, 2.666%, Due 9/30/2029A	GBP	100,000	124,900

			238,832

Savings & Loans - 2.54%
Coventry Building Society, 1.000%, Due 5/5/2020A	GBP	100,000	123,663

See accompanying notes

American Beacon TwentyFour Short-Term Bond FundSM

Schedule of Investments

March 31, 2020 (Unaudited)

	Principal Amount*			Fair Value
FOREIGN CORPORATE OBLIGATIONS - 76.34% (continued)
Financial - 47.35% (continued)
Savings & Loans - 2.54% (continued)
Skipton Building Society, 1.750%, Due 6/30/2022A		GBP	100,000	$121,686

				245,349

Total Financial				4,571,111

Industrial - 5.95%
Transportation - 3.33%
Eversholt Funding PLC, 5.831%, Due 12/2/2020A		GBP	100,000	127,328
Firstgroup PLC, 5.250%, Due 11/29/2022A		GBP	100,000	125,995
National Express Group PLC, 6.625%, Due 6/17/2020A		GBP	55,000	68,315

				321,638

Trucking & Leasing - 2.62%
Great Rolling Stock Co., Ltd., 6.250%, Due 7/27/2020A		GBP	100,000	125,831
Porterbrook Rail Finance Ltd., 6.500%, Due 10/20/2020A		GBP	100,000	126,856

				252,687

Total Industrial				574,325

Utilities - 8.74%
Electric - 3.78%
Cadent Finance PLC, 1.125%, Due 9/22/2021A		GBP	100,000	122,755
EnBW Energie Baden-Wuerttemberg AG, 3.625%, Due 4/2/2076, (5-Yr. Annual EUR Swap + 2.338%)A B		EUR	45,000	48,638
SSE PLC, 4.750%, Due 9/16/2077, (5-Yr. Semi-Annual USD Swap + 2.574%)A B	$		200,000	194,000

				365,393

Gas - 2.43%
Centrica PLC, 3.000%, Due 4/10/2076, (5-Yr. Annual EUR Swap + 2.687%)A B		EUR	100,000	106,440
SGSP Australia Assets Pty Ltd., 5.125%, Due 2/11/2021A		GBP	100,000	127,736

				234,176

Water - 2.53%
Pennon Group PLC, 2.875%, Due 5/22/2020A C		GBP	100,000	122,352
Severn Trent Utilities Finance PLC, 1.125%, Due 9/7/2021A		GBP	100,000	122,361

				244,713

Total Utilities				844,282

Total Foreign Corporate Obligations (Cost $7,900,508)				7,370,065

COLLATERALIZED MORTGAGE OBLIGATIONS - 5.09%
Ripon Mortgages PLC, 2.251%, Due 8/20/2056, 1X C1, (3-mo. GBP LIBOR + 1.500%)A B		GBP	350,000	401,276
Tower Bridge Funding PLC, 1.437%, Due 3/20/2056, 2 A, (3-mo. GBP LIBOR + 0.900%)A B		GBP	74,464	89,557

Total Collateralized Mortgage Obligations (Cost $554,653)				490,833

TOTAL INVESTMENTS - 92.05% (Cost $9,547,655)				8,886,465
OTHER ASSETS, NET OF LIABILITIES - 7.95%				767,887

TOTAL NET ASSETS - 100.00%				$9,654,352

Percentages are stated as a percent of net assets.

*	In U.S. Dollars unless otherwise noted.

See accompanying notes

American Beacon TwentyFour Short-Term Bond FundSM

Schedule of Investments

March 31, 2020 (Unaudited)

A

Reg S - Security purchased under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

B

Variable, floating, or adjustable rate securities with an interest rate that changes periodically. Rates are periodically reset with rates that are based on a predetermined benchmark such as a widely followed interest rate such as T-bills, LIBOR or PRIME plus a fixed spread. The interest rate disclosed reflects the rate in effect on March 31, 2020.

C	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. The coupon rate shown represents the rate at period end.

EURIBOR - Euro Interbank Offered Rate.

LIBOR - London Interbank Offered Rate.

ICE - Intercontinental Exchange.

LLC - Limited Liability Company.

PLC - Public Limited Company.

PRIME - A rate, charged by banks, based on the U.S. Federal Funds rate.

Pty Ltd. - Proprietary Limited.

REIT - Real Estate Investment Trust.

Forward Foreign Currency Contracts Open on March 31, 2020:

								Net Unrealized
						Unrealized	Unrealized	Appreciation
Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Appreciation	(Depreciation)	(Depreciation)
USD	7,385,643	GBP	7,174,597	4/9/2020	SSB	$211,046	$—	$211,046
USD	702,139	EUR	695,599	4/9/2020	SSB	6,540	—	6,540
USD	139,946	GBP	136,042	4/9/2020	SSB	3,904	—	3,904
USD	143,689	GBP	139,179	4/9/2020	SSB	4,510	—	4,510
USD	431,523	GBP	448,327	4/9/2020	SSB	—	(16,804)	(16,804)
USD	27,281	GBP	27,284	4/9/2020	SSB	—	(3)	(3)
USD	123,538	EUR	123,623	4/9/2020	SSB	—	(85)	(85)
USD	17,536	GBP	17,573	4/9/2020	SSB	—	(37)	(37)
GBP	73,298	USD	73,058	4/9/2020	SSB	240	—	240
GBP	42,538	USD	41,952	4/9/2020	SSB	586	—	586
EUR	20,983	USD	20,649	4/9/2020	SSB	334	—	334
GBP	100,059	USD	94,525	4/9/2020	SSB	5,534	—	5,534
EUR	12,152	USD	11,817	4/9/2020	SSB	335	—	335
GBP	74,904	USD	71,623	4/9/2020	SSB	3,281	—	3,281

						$236,310	$(16,929)	$219,381

*	All values denominated in USD.

Glossary:

Counterparty Abbreviations:

SSB	State Street Bank & Trust Co.

Currency Abbreviations:

EUR	Euro
GBP	Pound Sterling
USD	United States Dollar

See accompanying notes

American Beacon TwentyFour Short-Term Bond FundSM

Schedule of Investments

March 31, 2020 (Unaudited)

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of March 31, 2020, the investments were classified as described below:

TwentyFour Short-Term Bond Fund	Level 1	Level 2	Level 3	Total
Assets
Corporate Obligations	$—	$1,025,567	$—	$1,025,567
Foreign Corporate Obligations	—	7,370,065	—	7,370,065
Collateralized Mortgage Obligations	—	490,833	—	490,833

Total Investments in Securities - Assets	$—	$8,886,465	$—	$8,886,465

Financial Derivative Instruments - Assets
Forward Foreign Currency Contracts	$—	$236,310	$—	$236,310

Total Financial Derivative Instruments - Assets	$—	$236,310	$—	$236,310

Financial Derivative Instruments - Liabilities
Forward Foreign Currency Contracts	$—	$(16,929)	$—	$(16,929)

Total Financial Derivative Instruments - Liabilities	$—	$(16,929)	$—	$(16,929)

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended March 31, 2020, there were no transfers into or out of Level 3.

See accompanying notes

American Beacon TwentyFour Strategic Income FundSM

Schedule of Investments

March 31, 2020 (Unaudited)

	Principal Amount*			Fair Value
CORPORATE OBLIGATIONS - 7.00%
Communications - 0.55%
Media - 0.55%
Diamond Sports Group LLC / Diamond Sports Finance Co.,
5.375%, Due 8/15/2026A	$		210,000	$170,629
6.625%, Due 8/15/2027A			146,000	97,638
Nexstar Broadcasting, Inc., 5.625%, Due 7/15/2027A			262,000	256,105

				524,372

Total Communications				524,372

Consumer, Cyclical - 0.44%
Auto Parts & Equipment - 0.19%
Panther BF Aggregator 2 LP / Panther Finance Co., Inc., 6.250%, Due 5/15/2026A			184,000	173,880

Home Builders - 0.25%
Shea Homes LP / Shea Homes Funding Corp., 4.750%, Due 2/15/2028A			280,000	239,050

Total Consumer, Cyclical				412,930

Consumer, Non-Cyclical - 2.38%
Commercial Services - 0.58%
ASGN, Inc., 4.625%, Due 5/15/2028A			266,000	247,088
Korn Ferry, 4.625%, Due 12/15/2027A			347,000	301,456

				548,544

Food - 0.36%
B&G Foods, Inc., 5.250%, Due 9/15/2027			244,000	237,900
Kraft Heinz Foods Co., 4.625%, Due 1/30/2029			100,000	100,625

				338,525

Health Care - Services - 0.61%
HCA, Inc., 4.125%, Due 6/15/2029			177,000	177,305
Select Medical Corp., 6.250%, Due 8/15/2026A			398,000	398,000

				575,305

Household Products/Wares - 0.47%
Prestige Brands, Inc., 5.125%, Due 1/15/2028A			450,000	445,635

Pharmaceuticals - 0.36%
Bausch Health Cos., Inc.,
9.000%, Due 12/15/2025A			233,000	245,628
5.000%, Due 1/30/2028A			100,000	94,670

				340,298

Total Consumer, Non-Cyclical				2,248,307

Financial - 1.37%
Banks - 0.15%
Goldman Sachs Group, Inc., 3.500%, Due 4/1/2025			135,000	138,000

Insurance - 0.13%
Liberty Mutual Group, Inc., 3.625%, Due 5/23/2059, (5-Yr. Annual EUR Swap + 3.700%)B C		EUR	130,000	126,504

REITS - 1.09%
Brookfield Property REIT, Inc. / BPR Cumulus LLC / BPR Nimbus LLC / GGSI Sellco LLC, 5.750%, Due 5/15/2026A			540,000	438,145
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp., 4.250%, Due 2/1/2027A			100,000	79,000

See accompanying notes

American Beacon TwentyFour Strategic Income FundSM

Schedule of Investments

March 31, 2020 (Unaudited)

	Principal Amount*			Fair Value
CORPORATE OBLIGATIONS - 7.00% (continued)
Financial - 1.37% (continued)
REITS - 1.09% (continued)
MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer, Inc., 5.750%, Due 2/1/2027	$		96,000	$83,520
VICI Properties LP / VICI Note Co., Inc.,
4.250%, Due 12/1/2026A			200,000	183,500
3.750%, Due 2/15/2027A			159,000	149,858
4.125%, Due 8/15/2030A			100,000	93,625

				1,027,648

Total Financial				1,292,152

Industrial - 1.49%
Building Materials - 0.50%
Builders FirstSource, Inc.,
6.750%, Due 6/1/2027A			332,000	325,360
5.000%, Due 3/1/2030A			157,000	141,300

				466,660

Environmental Control - 0.25%
Stericycle, Inc., 5.375%, Due 7/15/2024A			240,000	237,600

Miscellaneous Manufacturing - 0.37%
Amsted Industries, Inc., 4.625%, Due 5/15/2030A			393,000	350,752

Packaging & Containers - 0.37%
Graphic Packaging International LLC, 3.500%, Due 3/15/2028A			183,000	164,645
Sealed Air Corp., 4.000%, Due 12/1/2027A			198,000	184,160

				348,805

Total Industrial				1,403,817

Technology - 0.77%
Computers - 0.21%
MTS Systems Corp., 5.750%, Due 8/15/2027A			217,000	201,268

Software - 0.56%
PTC, Inc., 4.000%, Due 2/15/2028A			550,000	528,165

Total Technology				729,433

Total Corporate Obligations (Cost $7,282,513)				6,611,011

FOREIGN CONVERTIBLE OBLIGATIONS - 0.19% (Cost $233,397)
Financial - 0.19%
Insurance - 0.19%
BNP Paribas Fortis S.A., Series CASH, 1.592%, Due 12/31/2049, (3-mo. EUR EURIBOR +2.000%)B C			250,000	184,736

FOREIGN CORPORATE OBLIGATIONS - 48.60%
Basic Materials - 0.39%
Forest Products & Paper - 0.06%
Paper Industries Financing SARL, 0.250%, Due 2/4/2028, Cash (0.250%) or PIK (in-kind rate 7.000%)A		EUR	19,000	20,677
Paper Industries Intermediate Financing SARL, 6.000%, Due 3/1/2025, (3-mo. EUR EURIBOR + 6.000%)A C		EUR	40,000	37,233

				57,910

See accompanying notes

American Beacon TwentyFour Strategic Income FundSM

Schedule of Investments

March 31, 2020 (Unaudited)

	Principal Amount*			Fair Value
FOREIGN CORPORATE OBLIGATIONS - 48.60% (continued)
Basic Materials - 0.39% (continued)
Mining - 0.33%
Corp. Nacional del Cobre de Chile
6.150%, Due 10/24/2036B	$		100,000	$114,257
4.250%, Due 7/17/2042B			200,000	194,000

				308,257

Total Basic Materials				366,167

Communications - 3.03%
Media - 1.11%
Cable Onda S.A., 4.500%, Due 1/30/2030B			200,000	176,000
RCS & RDS S.A., 3.250%, Due 2/5/2028A		EUR	200,000	189,461
Virgin Media Secured Finance PLC, 5.250%, Due 5/15/2029B		GBP	225,000	261,307
VTR Finance B.V., 6.875%, Due 1/15/2024B			460,000	417,445

				1,044,213

Telecommunications - 1.92%
Altice France S.A., 5.500%, Due 1/15/2028A			200,000	187,260
America Movil S.A.B. de C.V., 6.375%, Due 9/6/2073, Series C, (5-Yr. GBP Swap + 4.100%)B C		GBP	300,000	372,497
Kenbourne Invest S.A.,
6.875%, Due 11/26/2024B			200,000	147,000
6.875%, Due 11/26/2024A			200,000	147,000
Sable International Finance Ltd., 5.750%, Due 9/7/2027A			291,000	261,900
Telecom Italia SpA, 2.375%, Due 10/12/2027B		EUR	100,000	99,812
Telefonica Europe B.V.,
2.625%, Due 3/7/2023, (5-Yr. Annual EUR Swap + 2.327%)B C		EUR	200,000	206,158
2.875%, Due 6/24/2027, (8-Yr. Annual EUR Swap + 3.071%)B C		EUR	200,000	188,596
Telesat Canada / Telesat LLC, 6.500%, Due 10/15/2027A			216,000	207,360

				1,817,583

Total Communications				2,861,796

Consumer, Cyclical - 1.71%
Airlines - 0.29%
Latam Finance Ltd.,
6.875%, Due 4/11/2024B			200,000	88,910
7.000%, Due 3/1/2026B			400,000	182,208

				271,118

Auto Parts & Equipment - 0.20%
Faurecia SE, 2.375%, Due 6/15/2027B		EUR	100,000	86,798
Panther BF Aggregator 2 LP / Panther Finance Co., Inc., 4.375%, Due 5/15/2026A		EUR	110,000	100,695

				187,493

Entertainment - 0.10%
CPUK Finance Ltd., 4.250%, Due 2/28/2047B		GBP	100,000	99,675

Home Builders - 0.26%
Brookfield Residential Properties, Inc. / Brookfield Residential US Corp., 6.250%, Due 9/15/2027A			283,000	245,474

Lodging - 0.58%
Fortune Star BVI Ltd.,
5.250%, Due 3/23/2022B			300,000	273,021
5.950%, Due 1/29/2023B			200,000	177,009
4.350%, Due 5/6/2023B		EUR	100,000	97,630

				547,660

See accompanying notes

American Beacon TwentyFour Strategic Income FundSM

Schedule of Investments

March 31, 2020 (Unaudited)

	Principal Amount*		Fair Value
FOREIGN CORPORATE OBLIGATIONS - 48.60% (continued)
Consumer, Cyclical - 1.71% (continued)
Retail - 0.28%
B.C. ULC / New Red Finance, Inc., 4.375%, Due 1/15/2028A	$	284,000	$262,388

Total Consumer, Cyclical			1,613,808

Consumer, Non-Cyclical - 2.22%
Agriculture - 0.97%
Kernel Holding S.A.,
8.750%, Due 1/31/2022B		600,000	517,272
6.500%, Due 10/17/2024B		200,000	150,602
MHP SE, 7.750%, Due 5/10/2024B		300,000	252,369

			920,243

Commercial Services - 0.63%
Ashtead Capital, Inc., 4.000%, Due 5/1/2028A		497,000	428,414
House of Finance N.V.,
4.375%, Due 7/15/2026A	EUR	110,000	86,742
4.375%, Due 7/15/2026B	EUR	100,000	78,856

			594,012

Food - 0.45%
Co-Operative Group Ltd., 5.125%, Due 5/17/2024B	GBP	200,000	243,401
MARB BondCo PLC, 6.875%, Due 1/19/2025B		200,000	180,250

			423,651

Pharmaceuticals - 0.17%
Grifols S.A., 2.250%, Due 11/15/2027A	EUR	150,000	157,990

Total Consumer, Non-Cyclical			2,095,896

Energy - 1.49%
Energy - Alternate Sources - 0.57%
Empresa Electrica Cochrane SpA,
5.500%, Due 5/14/2027B		200,000	180,000
5.500%, Due 5/14/2027A		400,000	360,000

			540,000

Oil & Gas - 0.92%
Petroleos Mexicanos,
5.125%, Due 3/15/2023B	EUR	200,000	187,581
6.840%, Due 1/23/2030B		460,000	332,819
6.625%, Due 6/15/2035		222,000	152,159
Saudi Arabian Oil Co., 4.375%, Due 4/16/2049B		200,000	198,459

			871,018

Total Energy			1,411,018

Financial - 38.61%
Banks - 17.62%
ABN AMRO Bank N.V., 5.750%, Due 9/22/2020, (5-Yr. Annual EUR Swap + 5.452%)B C	EUR	600,000	603,283
AIB Group PLC, 5.250%, Due 10/9/2024, (5-Yr. Annual EUR Swap + 5.702%)B C	EUR	310,000	266,804
Aldermore Group PLC, 8.500%, Due 10/28/2026, (5-Yr. GBP Swap + 7.784%)B C	GBP	100,000	136,942
Allied Irish Banks PLC, 7.375%, Due 12/3/2020, (5-Yr. Annual EUR Swap + 7.339%)B C	EUR	231,000	247,241
Banco Bilbao Vizcaya Argentaria S.A.,
8.875%, Due 4/14/2021, (5-Yr. Annual EUR Swap + 9.177%)B C	EUR	200,000	214,496
5.875%, Due 9/24/2023, Series, (5-Yr. Annual EUR Swap + 5.660%)B C	EUR	400,000	372,780
Banco de Sabadell S.A.,
6.500%, Due 5/18/2022, (5-Yr. Annual EUR Swap + 6.414%)B C	EUR	400,000	320,370
6.125%, Due 11/23/2022, (5-Yr. Annual EUR Swap + 6.051%)B C	EUR	600,000	481,416

See accompanying notes

American Beacon TwentyFour Strategic Income FundSM

Schedule of Investments

March 31, 2020 (Unaudited)

	Principal Amount*		Fair Value
FOREIGN CORPORATE OBLIGATIONS - 48.60% (continued)
Financial - 38.61% (continued)
Banks - 17.62% (continued)
Banco Santander S.A., 6.750%, Due 4/25/2022, (5-Yr. Annual EUR Swap + 6.803%)B C	EUR	600,000	$593,829
Bancolombia S.A., 4.625%, Due 12/18/2029, (5-Yr. CMT + 2.944%)C	$	200,000	175,000
Bank Leumi Le-Israel BM, 3.275%, Due 1/29/2031, (5-Yr. CMT + 1.631%)A B C		600,000	557,424
Bank of Ireland, 7.375%, Due 6/18/2020, (5-Yr. Annual EUR Swap + 6.956%)B C	EUR	340,000	359,740
Barclays PLC, 7.875%, Due 9/15/2022, (5-Yr. GBP Swap + 6.099%)B C	GBP	1,000,000	1,074,417
BBVA Bancomer S.A., 5.875%, Due 9/13/2034, (5-Yr. CMT + 4.308%)B C		600,000	494,340
BNP Paribas S.A., 6.500%, Due 6/6/2020		130,000	119,912
CaixaBank S.A., 6.750%, Due 6/13/2024, (5-Yr. Annual EUR Swap + 6.498%)B C	EUR	400,000	358,442
Cooperatieve Rabobank UA, 6.910%, Due 6/10/2038, (6-mo. GBP LIBOR + 2.825%)B C	GBP	75,000	138,736
Credit Suisse Group AG,
7.500%, Due 7/17/2023, (5-Yr. Semi-Annual USD Swap + 4.600%)B C		600,000	552,960
7.500%, Due 12/11/2023, (5-Yr. Semi-Annual USD Swap + 4.598%)B C		200,000	192,500
Deutsche Pfandbriefbank AG, 5.750%, Due 4/28/2023, (5-Yr. EUR Swap + 5.383%)B C	EUR	600,000	549,244
HSBC Holdings PLC, 5.250%, Due 9/16/2022, (5-Yr. Annual EUR Swap + 4.383%)B C	EUR	500,000	486,654
Intesa Sanpaolo SpA,
7.000%, Due 1/19/2021, (5-Yr. Annual EUR Swap + 6.884%)B C	EUR	550,000	533,045
6.250%, Due 5/16/2024, (5-Yr. Annual EUR Swap + 5.856%)B C	EUR	730,000	668,247
Investec PLC, 6.750%, Due 12/5/2024B D	GBP	200,000	204,206
Lloyds Bank PLC, 13.000%, Due 1/22/2029, (5-Yr. UK Government Bond + 13.400%)C	GBP	550,000	1,176,735
Oaknorth Bank PLC, 7.750%, Due 6/1/2028, (5-Yr. UK Government Bond + 6.851%)B C	GBP	250,000	263,946
Paragon Banking Group PLC, 7.250%, Due 9/9/2026, (5-Yr. GBP Swap + 6.731%)B C	GBP	490,000	632,974
Royal Bank of Scotland Group PLC, 3.770%, Due 9/30/2027, Series U, (3-mo. USD LIBOR + 2.320%)C		400,000	330,420
Shawbrook Group PLC,
7.875%, Due 12/8/2022, (5-Yr. GBP Swap + 6.752%)B C	GBP	200,000	171,188
8.500%, Due 10/28/2025B D	GBP	200,000	254,455
Societe Generale S.A.,
6.750%, Due 4/7/2021, (5-Yr. Annual EUR Swap + 5.538%)B C	EUR	150,000	157,990
7.375%, Due 9/13/2021, (5-Yr. Semi-Annual USD Swap + 6.238%)B C		510,000	469,022
Stichting AK Rabobank Certificaten, 6.500%, Due 12/31/2049B	EUR	367,075	365,374
Svenska Handelsbanken AB, 5.250%, Due 3/1/2021, (5-Yr. Semi-Annual USD Swap + 3.335%)B C		700,000	658,347
UBS Group AG,
6.875%, Due 3/22/2021, (5-Yr. USD ICE Swap + 5.497%)B C		200,000	195,000
7.000%, Due 1/31/2024, (5-Yr. Semi-Annual USD Swap + 4.344%)A C		700,000	658,000
UniCredit SpA, 8.000%, Due 6/3/2024, (5-Yr. Semi-Annual USD Swap + 5.180%)B C		600,000	513,533
Virgin Money UK PLC,
8.750%, Due 11/10/2021, (5-Yr. GBP Swap + 7.930%)B C	GBP	700,000	769,655
9.250%, Due 6/8/2024, (5-Yr. UK Government Bond + 8.307%)B C	GBP	200,000	205,126
5.000%, Due 2/9/2026, (5-Yr. GBP Swap + 3.516%)B C	GBP	100,000	121,346

			16,645,139

Diversified Financial Services - 4.25%
Aareal Bank AG, 7.625%, Due 4/30/2020, (1-Yr. Annual EUR Swap + 7.180%)B C	EUR	800,000	781,956
Arrow Global Finance PLC, 5.125%, Due 9/15/2024B	GBP	350,000	373,872
Bracken MidCo1 PLC, 8.875%, Due 10/15/2023, Cash (8.875%) or PIK (in-kind rate 9.648%)A	GBP	580,000	566,675
Burford Capital PLC, 6.125%, Due 10/26/2024B	GBP	310,000	294,949
Cabot Financial Luxembourg S.A., 7.500%, Due 10/1/2023B	GBP	251,000	290,205
Garfunkelux Holdco S.A., 8.500%, Due 11/1/2022B	GBP	200,000	171,410
Intrum AB, 3.125%, Due 7/15/2024B	EUR	200,000	159,700
Jerrold Finco PLC,
6.125%, Due 1/15/2024B	GBP	300,000	316,735
4.875%, Due 1/15/2026A	GBP	250,000	267,673
OneSavings Bank PLC, 9.125%, Due 5/25/2022, (5-Yr. GBP ICE Swap + 8.359%)B C	GBP	400,000	391,883
Unifin Financiera S.A.B. de C.V., 7.250%, Due 9/27/2023B		400,000	278,004

See accompanying notes

American Beacon TwentyFour Strategic Income FundSM

Schedule of Investments

March 31, 2020 (Unaudited)

	Principal Amount*		Fair Value
FOREIGN CORPORATE OBLIGATIONS - 48.60% (continued)
Financial - 38.61% (continued)
Diversified Financial Services - 4.25% (continued)
Unifin Financiera S.A.B. de C.V. (continued) 8.375%, Due 1/27/2028A	$	200,000	$122,400

			4,015,462

Insurance - 8.90%
Achmea B.V.,
4.625%, Due 3/24/2029, (5-Yr. EUR Swap + 4.780%)B C	EUR	300,000	272,034
6.000%, Due 4/4/2043, (3-mo. EUR EURIBOR + 5.330%)B C	EUR	430,000	480,634
Aegon N.V., 5.625%, Due 4/15/2029, (5-Yr. Annual EUR Swap + 5.207%)B C	EUR	400,000	408,532
Assicurazioni Generali SpA,
6.416%, Due 2/8/2022, (3-mo. GBP LIBOR + 2.200%)B C	GBP	350,000	413,197
4.596%, Due 11/21/2025, (3-mo. EUR EURIBOR + 4.500%)B C	EUR	200,000	216,168
Aviva PLC, 5.902%, Due 7/27/2020, (6-mo. GBP LIBOR + 1.880%)B C	GBP	450,000	547,766
Direct Line Insurance Group PLC, 4.750%, Due 12/7/2027, (5-Yr. GBP Swap + 3.394%)B C	GBP	200,000	182,899
Liverpool Victoria Friendly Society Ltd., 6.500%, Due 5/22/2043, (5-Yr. UK Government Bond + 5.630%)B C	GBP	200,000	260,766
NN Group N.V., 4.375%, Due 6/13/2024, (3-mo. EUR EURIBOR + 3.900%)B C	EUR	500,000	554,731
Pension Insurance Corp. PLC,
6.500%, Due 7/3/2024B	GBP	400,000	545,554
7.375%, Due 7/25/2029, (5-Yr. UK Government Bond + 6.658%)C	GBP	400,000	458,087
Phoenix Group Holdings PLC,
6.625%, Due 12/18/2025B	GBP	250,000	313,925
5.375%, Due 7/6/2027B		200,000	188,000
5.750%, Due 12/31/2049 B D	GBP	500,000	518,484
QBE Insurance Group Ltd., 6.115%, Due 5/24/2042, (5-Yr. GBP Swap + 5.000%)B C	GBP	200,000	261,736
Rl Finance Bonds PLC, 6.125%, Due 11/13/2028B	GBP	270,000	364,443
Rothesay Life PLC,
8.000%, Due 10/30/2025B	GBP	100,000	133,036
6.875%, Due 9/12/2028, (5-Yr. UK Government Bond + 5.419%)B C	GBP	1,000,000	1,018,212
UnipolSai Assicurazioni SpA, 5.750%, Due 6/18/2024, (3-mo. EUR EURIBOR + 5.180%)B C	EUR	550,000	560,999
UNIQA Insurance Group AG, 6.875%, Due 7/31/2043, (3-mo. EUR EURIBOR + 5.986%)B C	EUR	300,000	347,827
VIVAT N.V., 7.000%, Due 6/19/2025, (5-Yr. Annual EUR Swap + 6.463%)B C	EUR	400,000	364,001

			8,411,031

Real Estate - 2.86%
ATF Netherlands B.V., 3.750%, Due 1/20/2023, (5-Yr. Annual EUR Swap + 4.375%)B C	EUR	300,000	320,944
Country Garden Holdings Co., Ltd.,
4.750%, Due 1/17/2023B		200,000	186,989
4.750%, Due 9/28/2023B		400,000	383,019
7.250%, Due 4/8/2026B		200,000	197,520
CPI Property Group S.A.,
4.375%, Due 8/9/2023, (5-Yr. Annual EUR Swap + 4.148%)B C	EUR	100,000	102,554
4.875%, Due 7/16/2025, (5-Yr. Annual EUR Swap + 4.944%)B C	EUR	100,000	96,277
Dar Al-Arkan Sukuk Co., Ltd.,
6.875%, Due 3/21/2023B		400,000	309,638
6.750%, Due 2/15/2025B		200,000	146,000
MAF Global Securities Ltd.,
5.500%, Due 9/7/2022, (5-Yr. Semi-Annual USD Swap + 3.476%)B C		400,000	295,629
6.375%, Due 3/20/2026, (5-Yr. CMT + 3.539%)B C		200,000	152,181
TLG Finance SARL, 3.375%, Due 9/23/2024, (5-Yr. Annual EUR Swap + 3.980%)B C	EUR	500,000	514,426

			2,705,177

Savings & Loans - 4.98%
Coventry Building Society, 6.875%, Due 9/18/2024, (5-Yr. UK Government Bond + 6.111%)B C	GBP	1,925,000	2,129,434
Nationwide Building Society, 5.875%, Due 12/20/2024, (5-Yr. UK Government Bond + 5.390%)B C	GBP	800,000	804,797

See accompanying notes

American Beacon TwentyFour Strategic Income FundSM

Schedule of Investments

March 31, 2020 (Unaudited)

	Principal Amount*		Fair Value
FOREIGN CORPORATE OBLIGATIONS - 48.60% (continued)
Financial - 38.61% (continued)
Savings & Loans - 4.98% (continued)
Nationwide Building Society (continued)
10.250%, Due 12/31/2049, Series CCDSB D	GBP	666,700	$1,084,822
Principality Building Society, 7.000%, Due 6/1/2020, (5-Yr. UK Government Bond + 3.000%)C	GBP	549,000	683,100

			4,702,153

Total Financial			36,478,962

Industrial - 0.47%
Building Materials - 0.17%
Victoria PLC, 5.250%, Due 7/15/2024A	EUR	200,000	163,229

Engineering & Construction - 0.12%
Rutas 2 and 7 Finance Ltd., Due 9/30/2036A E	$	200,000	116,000

Transportation - 0.18%
Hidrovias International Finance SARL, 5.950%, Due 1/24/2025B		200,000	170,000

Total Industrial			449,229

Utilities - 0.68%
Electric - 0.68%
Enel SpA, 3.500%, Due 5/24/2080, (5-Yr. Annual EUR Swap + 3.564%)B C	EUR	600,000	638,732

Total Foreign Corporate Obligations (Cost $54,844,823)			45,915,608

FOREIGN SOVEREIGN OBLIGATIONS - 1.31% (Cost $1,318,002)
Australia Government Bond, 3.250%, Due 4/21/2025, Series 139B	AUD	1,760,000	1,235,338

ASSET-BACKED OBLIGATIONS - 7.51%
Ares European CLO B.V., 5.260%, Due 10/15/2030, (3-mo. EUR EURIBOR + 5.260%)B C	EUR	1,250,000	873,563
BNPP AM Euro CLO B.V., 4.700%, Due 10/15/2031, 2017-1X E, (3-mo. EUR EURIBOR + 4.700%)B C	EUR	500,000	342,346
Carlyle Euro CLO DAC, 5.230%, Due 8/28/2031, 2018-2A D, (3-mo. EUR EURIBOR + 5.230%)A C	EUR	500,000	347,573
Carlyle Global Market Strategies Euro CLO DAC, 4.770%, Due 5/17/2031, 2016-1A DR, (3-mo. EUR EURIBOR + 4.770%)A C	EUR	500,000	322,647
Contego CLO DAC, 5.280%, Due 1/15/2032, 6X EB D	EUR	300,000	200,981
Dryden 39 Euro CLO B.V., 4.970%, Due 10/15/2031, 2015-39X ER, (3-mo. EUR EURIBOR + 4.970%)B C	EUR	1,000,000	706,732
Halcyon Loan Advisors, 5.130%, Due 10/18/2031A D	EUR	1,190,000	788,756
Hayfin Emerald CLO DAC, 5.470%, Due 9/6/2031, 1X EB D	EUR	300,000	212,095
Jubilee CLO B.V., 6.000%, Due 4/15/2031, 2013-X ER, (3-mo. EUR EURIBOR + 6.000%)B C	EUR	500,000	385,358
Madison Park Euro Funding, 1.000%, Due 7/15/2030B	EUR	2,120,000	1,738,412
Man GLG Euro CLO DAC, 8.750%, Due 1/15/2030, 2X F, (3-mo. EUR EURIBOR + 8.750%)B C	EUR	200,000	99,195
Milltown Park CLO DAC, 4.820%, Due 1/15/2031, 1X DB D	EUR	1,000,000	683,171
Tikehau CLO B.V., 6.250%, Due 12/7/2029, 2X E, (3-mo. EUR EURIBOR + 6.250%)B C	EUR	500,000	394,915

Total Asset-Backed Obligations (Cost $10,327,304)			7,095,744

COLLATERALIZED MORTGAGE OBLIGATIONS - 3.96%
Durham Mortgages B PLC, 1.951%, Due 3/31/2054, 2018-BX CB D	GBP	1,631,000	1,945,884
Ripon Mortgages PLC, 2.251%, Due 8/20/2056, 1X C2, (3-mo. GBP LIBOR + 1.500%)B C	GBP	500,000	573,252
Warwick Finance Residential Mortgages No One PLC, 3.222%, Due 9/21/2049, 1 F, (3-mo. GBP LIBOR + 2.700%)B C	GBP	1,000,000	1,219,202

Total Collateralized Mortgage Obligations (Cost $4,067,478)			3,738,338

See accompanying notes

American Beacon TwentyFour Strategic Income FundSM

Schedule of Investments

March 31, 2020 (Unaudited)

	Principal Amount*	Fair Value
U.S. TREASURY OBLIGATIONS - 14.41%
U.S. Treasury Notes/Bonds,
1.125%, Due 2/28/2025	$ 3,875,000	$4,017,134
1.125%, Due 2/28/2027	9,240,000	9,600,576

Total U.S. Treasury Obligations (Cost $13,498,843)		13,617,710

	Shares
SHORT-TERM INVESTMENTS - 11.99% (Cost $11,326,938)
Investment Companies - 11.99%
American Beacon U.S. Government Money Market Select Fund, Select Class, 0.63%F G	11,326,938	11,326,938

TOTAL INVESTMENTS - 94.97% (Cost $102,899,298)		89,725,423
OTHER ASSETS, NET OF LIABILITIES - 5.03%		4,754,870

TOTAL NET ASSETS - 100.00%		$94,480,293

Percentages are stated as a percent of net assets.

*	In U.S. Dollars unless otherwise noted.

A

Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $12,350,128 or 13.07% of net assets. The Fund has no right to demand registration of these securities.

B

Reg S - Security purchased under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

C

Variable, floating, or adjustable rate securities with an interest rate that changes periodically. Rates are periodically reset with rates that are based on a predetermined benchmark such as a widely followed interest rate such as T-bills, LIBOR or PRIME plus a fixed spread. The interest rate disclosed reflects the rate in effect on March 31, 2020.

D	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. The coupon rate shown represents the rate at period end.
E	Zero coupon bond.
F	The Fund is affiliated by having the same investment advisor.
G	7-day yield.

CLO - Collateralized Loan Obligation.

CMT - Constant Maturity Treasury.

DAC – Designated Activity Company.

EURIBOR - Euro Interbank Offered Rate.

ICE – Intercontinental Exchange.

LIBOR - London Interbank Offered Rate.

LLC - Limited Liability Company.

LLLP - Limited Liability Limited Partnership.

LP - Limited Partnership.

PIK - Payment in Kind.

PLC - Public Limited Company.

PRIME - A rate, charged by banks, based on the U.S. Federal Funds rate.

REIT - Real Estate Investment Trust.

ULC – Unlimited Liablity Company.

Forward Foreign Currency Contracts Open on March 31, 2020:

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
USD	1,521,808	EUR	1,524,854	5/14/2020	SSB	$—	$(3,046)	$(3,046)
USD	180,545	GBP	180,232	5/14/2020	SSB	313	—	313

See accompanying notes

American Beacon TwentyFour Strategic Income FundSM

Schedule of Investments

March 31, 2020 (Unaudited)

Forward Foreign Currency Contracts Open on March 31, 2020 (continued):

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
GBP	717,820	USD	717,390	5/14/2020	SSB	$430	$—	$430
EUR	571,885	USD	575,840	5/14/2020	SSB	—	(3,955)	(3,955)
EUR	1,099,190	USD	1,114,117	5/14/2020	SSB	—	(14,927)	(14,927)
EUR	355,058	USD	360,510	5/14/2020	SSB	—	(5,452)	(5,452)
AUD	952,324	USD	950,941	5/14/2020	SSB	1,383	—	1,383
GBP	1,279,386	USD	1,244,932	5/14/2020	SSB	34,454	—	34,454
AUD	960,816	USD	938,043	5/14/2020	SSB	22,773	—	22,773
EUR	880,917	USD	879,161	5/14/2020	SSB	1,756	—	1,756
AUD	937,850	USD	889,850	5/14/2020	SSB	48,000	—	48,000
EUR	730,477	USD	719,195	5/14/2020	SSB	11,282	—	11,282
GBP	724,908	USD	686,699	5/14/2020	SSB	38,209	—	38,209
AUD	1,495,039	USD	1,416,385	5/14/2020	SSB	78,654	—	78,654
EUR	1,257,231	USD	1,220,636	5/14/2020	SSB	36,595	—	36,595
GBP	1,002,910	USD	940,324	5/14/2020	SSB	62,586	—	62,586
AUD	954,973	USD	917,078	5/14/2020	SSB	37,895	—	37,895
AUD	1,872,624	USD	1,795,951	5/14/2020	SSB	76,673	—	76,673
EUR	405,749	USD	399,877	5/14/2020	SSB	5,872	—	5,872
AUD	474,524	USD	460,277	5/14/2020	SSB	14,247	—	14,247
EUR	735,402	USD	723,435	5/14/2020	SSB	11,967	—	11,967
AUD	474,937	USD	469,341	5/14/2020	SSB	5,596	—	5,596
AUD	475,668	USD	475,024	5/14/2020	SSB	644	—	644
AUD	482,762	USD	483,039	5/14/2020	SSB	—	(277)	(277)
AUD	958,657	USD	956,207	5/14/2020	SSB	2,450	—	2,450
USD	25,779,706	EUR	25,295,850	5/14/2020	SSB	483,856	—	483,856
USD	11,745,044	AUD	11,339,817	5/14/2020	SSB	405,227	—	405,227
USD	26,404,567	GBP	25,767,739	5/14/2020	SSB	636,828	—	636,828
USD	241,727	GBP	248,633	5/14/2020	SSB	—	(6,906)	(6,906)
USD	220,085	EUR	223,187	5/14/2020	SSB	—	(3,102)	(3,102)
USD	117,786	GBP	123,779	5/14/2020	SSB	—	(5,993)	(5,993)
USD	729,222	EUR	729,332	5/14/2020	SSB	—	(110)	(110)
USD	725,355	GBP	742,280	5/14/2020	SSB	—	(16,925)	(16,925)
USD	419,801	EUR	419,379	5/14/2020	SSB	422	—	422
USD	551,636	GBP	555,234	5/14/2020	SSB	—	(3,598)	(3,598)
USD	195,476	EUR	195,645	5/14/2020	SSB	—	(169)	(169)
USD	133,412	GBP	133,752	5/14/2020	SSB	—	(340)	(340)

						$2,018,112	$(64,800)	$1,953,312

*	All values denominated in USD.

Glossary:

Counterparty Abbreviations:

SSB	State Street Bank & Trust Co.

Currency Abbreviations:

AUD	Australian Dollar
EUR	Euro
GBP	Pound Sterling
USD	United States Dollar

See accompanying notes

American Beacon TwentyFour Strategic Income FundSM

Schedule of Investments

March 31, 2020 (Unaudited)

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of March 31, 2020, the investments were classified as described below:

TwentyFour Strategic Income Fund	Level 1	Level 2	Level 3	Total
Assets
Corporate Obligations	$—	$6,611,011	$—	$6,611,011
Foreign Convertible Obligations	—	184,736	—	184,736
Foreign Corporate Obligations	—	45,915,608	—	45,915,608
Foreign Sovereign Obligations	—	1,235,338	—	1,235,338
Asset-Backed Obligations	—	7,095,744	—	7,095,744
Collateralized Mortgage Obligations	—	3,738,338	—	3,738,338
U.S. Treasury Obligations	—	13,617,710	—	13,617,710
Short-Term Investments	11,326,938	—	—	11,326,938

Total Investments in Securities - Assets	$11,326,938	$78,398,485	$—	$89,725,423

Financial Derivative Instruments - Assets
Forward Foreign Currency Contracts	$—	$2,018,112	$—	$2,018,112

Total Financial Derivative Instruments - Assets	$—	$2,018,112	$—	$2,018,112

Financial Derivative Instruments - Liabilities
Forward Foreign Currency Contracts	$—	$(64,800)	$—	$(64,800)

Total Financial Derivative Instruments - Liabilities	$—	$(64,800)	$—	$(64,800)

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended March 31, 2020, there were no transfers into or out of Level 3.

See accompanying notes

American Beacon FundsSM

Supplementary Notes to Schedule of Investments

March 31, 2020 (Unaudited)

Organization

American Beacon Funds (the “Trust”) is organized as a Massachusetts business trust. As of March 31, 2020, the Trust consists of thirty-three active series, ten of which are presented in this filing: American Beacon Alpha Quant Core Fund, American Beacon Alpha Quant Dividend Fund, American Beacon Alpha Quant Quality Fund, American Beacon Alpha Quant Value Fund, American Beacon ARK Transformational Innovation Fund, American Beacon Shapiro Equity Opportunities Fund, American Beacon Shapiro SMID Cap Equity Fund, American Beacon SSI Alternative Income Fund, American Beacon TwentyFour Short Term Bond Fund and American Beacon TwentyFour Strategic Income Fund (collectively the “Funds” and each individually a “Fund”). The Funds, each a series within the Trust, are registered under the Investment Company Act of 1940, as amended (the “Act”), open-end management investment companies. The American Beacon Alpha Quant Core Fund, American Beacon Alpha Quant Dividend Fund, American Beacon Alpha Quant Quality Fund, American Beacon Alpha Quant Value Fund, American Beacon SSI Alternative Income Fund and American Beacon TwentyFour Strategic Income Fund are diversified and the American Beacon ARK Transformational Innovation Fund, American Beacon Shapiro Equity Opportunities Fund, American Beacon Shapiro SMID Cap Equity Fund and American Beacon TwentyFour Short Term Bond Fund are non-diversified. The remaining twenty-three active series are reported in separate filings.

American Beacon Advisors, Inc. (the “Manager”) is a Delaware corporation and a wholly-owned subsidiary of Resolute Investment Managers, Inc. (“RIM”) organized in 1986 to provide business management, advisory, administrative, and asset management consulting services to the Trust and other investors. The Manager is registered as an investment advisor under the Investment Advisers Act of 1940, as amended (the “Advisers Act”). RIM is, in turn, a wholly-owned subsidiary of Resolute Acquisition, Inc., which is a wholly-owned subsidiary of Resolute Topco, Inc., a wholly-owned subsidiary of Resolute Investment Holdings, LLC (“RIH”). RIH is owned primarily by Kelso Investment Associates VIII, L.P., KEP VI, LLC and Estancia Capital Partners L.P., investment funds affiliated with Kelso & Company, L.P. (“Kelso”) or Estancia Capital Management, LLC (“Estancia”), which are private equity firms.

Recently Adopted Accounting Pronouncements

In March 2020, the FASB issued Accounting Standards Update (“ASU”) 2020-04, which provides optional expedients and exceptions for contracts, hedging relationships and other transactions affected by reference rate reform if certain criteria are met. The adoption of the ASU is elective. At this time, management is evaluating the implications of these changes on the financial statements.

Security Valuation and Fair Value Measurements

The price of the Fund’s shares is based on its net asset value (“NAV”) per share. The Fund’s NAV is computed by adding total assets, subtracting all the Fund’s liabilities, and dividing the result by the total number of shares outstanding.

The NAV of each class of the Fund’s shares is determined based on a pro rata allocation of the Fund’s investment income, expenses and total capital gains and losses. The Fund’s NAV per share is determined each business day as of the regular close of trading on the New York Stock Exchange (“NYSE” or “Exchange”), which is typically 4:00 p.m. Eastern Time (“ET”). However, if trading on the NYSE closes at a time other than 4:00 p.m. ET, the Fund’s NAV per share typically would still be determined as of the regular close of trading on the NYSE. The Fund does not price its shares on days that the NYSE is closed. Foreign exchanges may permit trading in foreign securities on days when the Fund is not open for business, which may result in the value of the Fund’s portfolio investments being affected at a time when you are unable to buy or sell shares.

Equity securities, including shares of closed-end funds and exchange-traded funds (“ETFs”), are valued at the last sale price or official closing price taken from the primary exchange in which each security trades. Investments in other mutual funds are valued at the closing NAV per share on the day of valuation. Debt securities are valued at bid quotes from broker/dealers or evaluated bid prices from pricing services, who may consider a number of inputs and factors, such as prices of comparable securities, yield curves, spreads, credit ratings, coupon rates, maturity, default rates, and underlying collateral. Futures are valued based on their daily settlement prices. Exchange-traded and over-the-counter (“OTC”) options are valued at the last sale price. Options with no last sale for the day are priced at mid

American Beacon FundsSM

Supplementary Notes to Schedule of Investments

March 31, 2020 (Unaudited)

quote. Swaps are valued at evaluated mid prices from pricing services.

The valuation of securities traded on foreign markets and certain fixed-income securities will generally be based on prices determined as of the earlier closing time of the markets on which they primarily trade unless a significant event has occurred. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. ET.

Securities may be valued at fair value, as determined in good faith and pursuant to procedures approved by the Board, under certain limited circumstances. For example, fair value pricing will be used when market quotations are not readily available or reliable, as determined by the Manager, such as when (i) trading for a security is restricted or stopped; (ii) a security’s trading market is closed (other than customary closings); or (iii) a security has been de-listed from a national exchange. A security with limited market liquidity may require fair value pricing if the Manager determines that the available price does not reflect the security’s true market value. In addition, if a significant event that the Manager determines to affect the value of one or more securities held by the Fund occurs after the close of a related exchange but before the determination of the Fund’s NAV, fair value pricing may be used on the affected security or securities. Securities of small-capitalization companies are also more likely to require a fair value determination using these procedures because they are more thinly traded and less liquid than the securities of larger-capitalization companies. The Fund may fair value securities as a result of significant events occurring after the close of the foreign markets in which the Fund invests as described below. In addition, the Fund may invest in illiquid securities requiring these procedures.

The Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Fund’s pricing time of 4:00 p.m. ET. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. If the Manager determines that the last quoted prices of non-U.S. securities will, in its judgment, materially affect the value of some or all its portfolio securities, the Manager can adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of the close of the Exchange. In deciding whether it is necessary to adjust closing prices to reflect fair value, the Manager reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. These securities are fair valued using a pricing service, using methods approved by the Board, that considers the correlation of the trading patterns of the foreign security to intraday trading in the U.S. markets, based on indices of domestic securities and other appropriate indicators such as prices of relevant American Depositary Receipts (“ADRs”) and futures contracts. The Valuation Committee, established by the Board, may also fair value securities in other situations, such as when a particular foreign market is closed but the Fund is open. The Fund uses outside pricing services to provide closing prices and information to evaluate and/or adjust those prices. As a means of evaluating its security valuation process, the Valuation Committee routinely compares closing prices, the next day’s opening prices in the same markets and adjusted prices.

Attempts to determine the fair value of securities introduce an element of subjectivity to the pricing of securities. As a result, the price of a security determined through fair valuation techniques may differ from the price quoted or published by other sources and may not accurately reflect the market value of the security when trading resumes. If a reliable market quotation becomes available for a security formerly valued through fair valuation techniques, the Manager compares the new market quotation to the fair value price to evaluate the effectiveness of the Fund’s fair valuation procedures. If any significant discrepancies are found, the Manager may adjust the Fund’s fair valuation procedures.

Securities for which the market prices are not readily available or are not reflective of the fair value of the security, as determined by the Manager, will be priced at fair value following procedures approved by the Board.

American Beacon FundsSM

Supplementary Notes to Schedule of Investments

March 31, 2020 (Unaudited)

Other investments for which the above valuation procedures are inappropriate or are deemed not to reflect fair value, are stated at fair value as determined in good faith by the Manager’s Valuation Committee, pursuant to procedures established by the Board.

Valuation Inputs

Various inputs may be used to determine the fair value of the Funds’ investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1 -	Quoted prices in active markets for identical securities.

Level 2 -	Prices determined using other significant observable inputs. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others.

Level 3 -	Prices determined using other significant unobservable inputs. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing an investment.

Level 1 and Level 2 trading assets and trading liabilities, at fair value

Common stocks, ETFs, preferred securities, and financial derivative instruments, such as futures contracts or options that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the close of the Exchange. These securities are valued using pricing service providers that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are generally categorized as Level 2 of the fair value hierarchy.

Fixed-income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. Treasury obligations, sovereign issues, bank loans, convertible preferred securities, and non-U.S. bonds are normally valued by pricing service providers that use broker dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates, and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy. Fixed-income securities purchased on a delayed-delivery basis are marked-to-market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities (“ABS”) are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows, and market-based yield spreads for each tranche, and incorporates deal collateral performance, as available. Mortgage-related and ABS that use similar

American Beacon FundsSM

Supplementary Notes to Schedule of Investments

March 31, 2020 (Unaudited)

valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy.

OTC financial derivative instruments, such as forward foreign currency contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker dealer quotations or pricing service providers. Depending on the product and the terms of the transaction, the fair value of the financial derivative contracts can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, dividends, and exchange rates. Financial derivatives that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value

The valuation techniques and significant inputs used in determining the fair values of financial instruments classified as Level 3 of the fair value hierarchy are as follows.

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction and may be categorized as Level 3 of the fair value hierarchy.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the Exchange close, that materially affect the values of the Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade, do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Manager the responsibility for monitoring significant events that may materially affect the fair values of a Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated the responsibility for applying the valuation methods to the Manager. For instances in which daily market quotes are not readily available, investments may be valued pursuant to guidelines established by the Board. In the event that the security or asset cannot be valued, pursuant to one of the valuation methods established by the Board, the fair value of the security or asset will be determined in good faith by the Valuation Committee, generally based upon recommendations provided by the Manager.

When a Fund uses fair valuation methods applied by the Manager that use significant unobservable inputs to determine its NAV, the securities priced using this methodology are categorized as Level 3 of the fair value hierarchy. These methods may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold.

American Beacon FundsSM

Supplementary Notes to Schedule of Investments

March 31, 2020 (Unaudited)

Securities Lending

The Funds may lend their securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Collateral is monitored and marked-to-market daily. Daily mark-to-market amounts are required to be paid to the borrower or received from the borrower by the end of the following business day. This one day settlement for mark-to-market amounts may result in the collateral being temporarily less than the value of the securities on loan or temporarily more than the required minimum collateral.

To the extent that a loan is collateralized by cash, such cash collateral shall be invested by the securities lending agent (the “Agent”) in money market mutual funds and other short-term investments, provided the investments meet certain quality and diversification requirements. Securities purchased with cash collateral proceeds are listed in the Funds’ Schedules of Investments.

Securities lending income is generated from the demand premium (if any) paid by the borrower to borrow a specific security and from the return on investment of cash collateral, reduced by negotiated rebate fees paid to the borrower and transaction costs. To the extent that a loan is secured by non-cash collateral, securities lending income is generated as a demand premium reduced by transaction costs. The Funds, the Agent, and the Manager retained 80%, 10%, and 10%, respectively, of the income generated from securities lending.

While securities are on loan, the Funds continue to receive certain income associated with that security and any gain or loss in the market price that may occur during the term of the loan. In the case of domestic equities, the value of any dividend is received in the form of a substitute payment approximately equal to the dividend. In the case of foreign securities, a negotiated amount is received that is less than the actual dividend, but higher than the dividend amount minus the foreign tax that the Funds would be subject to on the dividend.

Securities lending transactions pose certain risks to the Funds, including that the borrower may not provide additional collateral when required or return the securities when due, that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower, that non-cash collateral may be subject to legal constraints in the event of a borrower bankruptcy, and that the cash collateral investments could become illiquid and unable to be used to return collateral to the borrower. The Funds could also experience delays and costs in gaining access to the collateral. The Funds bear the risk of any deficiency in the amount of the cash collateral available for return to the borrower and any action which impairs its ability to liquidate non-cash collateral to satisfy a borrower default.

As of March 31, 2020, the value of outstanding securities on loan and the value of collateral were as follows:

Fund	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received	Total Collateral Received
ARK Transformational Innovation	$19,180,765	$7,628,283	$12,363,058	$19,991,341
Shapiro Equity Opportunities	4,571,176	—	4,685,107	4,685,107
Shapiro SMID Cap Equity	438,830	75,905	380,713	456,618

Cash collateral is listed on the Funds’ Schedules of Investments.

Non-cash collateral received by the Funds may not be sold or re-pledged except to satisfy a borrower default. Therefore, non-cash collateral is not included on the Funds’ Schedules of Investments.

American Beacon FundsSM

Supplementary Notes to Schedule of Investments

March 31, 2020 (Unaudited)

Federal Income and Excise Taxes

It is the policy of each Fund to qualify as a regulated investment company (“RIC”), by complying with all applicable provisions of Subchapter M of the Internal Revenue Code, as amended, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes. For federal income tax purposes, each Fund is treated as a single entity for the purpose of determining such qualification.

The Funds do not have any unrecorded tax liabilities. Each tax period remains open for four years and is subject to examination by the Internal Revenue Service.

Cost of Investments for Federal Income Tax Purposes

As of March 31, 2020, the Funds’ cost of investments for federal income tax purposes were as follows:

Fund	Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Alpha Quant Core	$1,308,538	$51,745	$(169,862)	$(118,117)
Alpha Quant Dividend	2,205,868	35,359	(315,437)	(280,078)
Alpha Quant Quality	952,691	48,476	(120,873)	(72,397)
Alpha Quant Value	2,031,070	105,979	(336,526)	(230,547)
ARK Transformational Innovation	122,856,027	7,818,763	(10,464,796)	(2,646,033)
Shapiro Equity Opportunities	97,482,311	1,841,402	(36,387,335)	(34,545,933)
Shapiro SMID Cap Equity	7,351,381	135,446	(3,175,381)	(3,039,935)
SSI Alternative Income	87,138,034	11,971,308	(18,319,883)	(6,348,575)
TwentyFour Short Term Bond	9,547,655	19,908	(681,098)	(661,190)
TwentyFour Strategic Income	102,899,298	147,618	(13,321,493)	(13,173,875)

Under the Regulated Investment Company Modernization Act of 2010 (“RIC MOD”), net capital losses recognized by the Funds in taxable years beginning after December 22, 2010 are carried forward indefinitely and retain their character as short-term and/or long-term losses.

As of June 30, 2019, the Alpha Quant Dividend Fund had $27,575 short-term and $86,621 long-term post RIC MOD capital loss carry forwards. The SSI Alternative Income Fund had $3,401,983 short-term post RIC MOD capital loss carry forwards. The TwentyFour Strategic Income Fund had $7,395,423 short-term and $9,979,817 long-term post RIC MOD capital loss carry forwards.

The Funds are permitted for tax purposes to defer into the next fiscal year qualified late year losses. Qualified late year losses are any capital losses incurred after October 31st through the Funds’ fiscal year end, June 30, 2019. Qualified late year ordinary losses are specified losses generally incurred after October 31st through the Funds’ fiscal year end, June 30, 2019. For the period ending June 30, 2019, the Alpha Quant Core Fund deferred $86,758 short-term capital losses and $23,829 long-term capital losses, the Alpha Quant Quality Fund deferred $68,825 short-term capital losses and $(32,317) long-term capital losses, and the Alpha Quant Value Fund deferred $339,801 short-term capital losses and $63,246 long-term capital losses to July 1, 2019.

American Beacon FundsSM

Supplementary Notes to Schedule of Investments

March 31, 2020 (Unaudited)

The SSI Alternative Income Fund utilized $2,442,060 in short-term capital loss carryforwards during the year ending June 30, 2019. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

For the period ended June 30, 2019, the Alpha Quant Dividend Fund, ARK Transformational Innovation Fund, Shapiro Equity Opportunities Fund, Shapiro SMID Cap Equity Fund and TwentyFour Short Term Bond Fund, did not have any capital loss carryforwards.

Subsequent Events

On March 2, 2020, the Board approved a plan to liquidate and terminate the American Beacon Alpha Quant Core Fund, American Beacon Alpha Quant Dividend Fund, American Beacon Alpha Quant Quality Fund, and American Beacon Alpha Quant Value Fund on or about April 30, 2020, upon the recommendation of the Manager.

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The Registrant’s principal executive office and principal financial officer have evaluated the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Investment Company Act”) as of date within 90 days of the filing date of this report and have concluded based on such evaluation, that the Registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There was no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Registrant’s last fiscal quarter that has materially affected or is reasonably likely to materially affect the Registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270:30a-2(a)) is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN BEACON FUNDS

By:	/s/ Gene L. Needles, Jr.
Gene L. Needles, Jr.
President

Date: May 29, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Gene L. Needles, Jr.
Gene L. Needles, Jr.
President

Date: May 29, 2020

By:	/s/ Melinda G. Heika
Melinda G. Heika
Treasurer

Date: May 29, 2020